UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2014

Item 1:	Report(s) to Shareholders.

2014 LORD ABBETT
ANNUAL REPORT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2014

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

11	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

16	Emerging Markets Corporate Debt Fund

23	Emerging Markets Currency Fund

47	Emerging Markets Local Bond Fund

55	Multi-Asset Global Opportunity Fund

57	Statements of Assets and Liabilities

61	Statements of Operations

63	Statements of Changes in Net Assets

67	Financial Highlights

94	Notes to Financial Statements

120	Report of Independent Registered Public Accounting Firm

121	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund,
Lord Abbett Emerging Markets Currency Fund,
Lord Abbett Emerging Markets Local Bond Fund, and
Lord Abbett Multi-Asset Global Opportunity Fund
Annual Report

For the fiscal year ended December 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2014. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2014, the Fund returned 6.76%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified,1 which returned 4.96% during the same period.

During the 12-month period, emerging market corporate debt (as represented by the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1) outperformed emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index2) and outperformed emerging market local bonds (as represented by the JP Morgan GBI-EM Global Diversified Index3). Emerging markets corporate debt also underperformed domestic equity markets (as represented by the S&P 500® Index4) and underperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index5).

The Fund’s overweight to high-yield emerging markets corporate debt during the middle of the 12-month period was likely a contributor to performance relative to the benchmark. Emerging markets high yield outperformed in this period due to an increased demand for higher-yielding emerging-market assets, driven by low interest rates in the U.S. and European developed markets. The Fund’s underweight to Russian debt for most of the fourth quarter likely helped performance, as Russian debt deteriorated in the latter half of the period. Russian debt markets were hurt significantly by falling oil prices and the continued strain of international sanctions; this led to a severe lack of liquidity in the market. The Fund’s overweight exposure to the telecommunication services sector likely benefited performance, as this sector rallied during the period.

The Fund’s overweight position to Brazilian bonds in the fourth quarter was a likely detractor to relative performance. Brazilian bonds came under pressure in the second half of the period, as issuance stalled and Brazil struggled to emerge from a recession that has led to the downgrade of its debt from ratings agencies. The Fund’s underweight to utilities, particularly in the third quarter, likely hurt the overall performance of the Fund. The utility sector benefited from declining energy prices, which helped reduce costs and improve profit margins. The Fund maintained an underweight position to Philippine bonds throughout most of the period, which likely detracted from overall performance. The Philippines, and its corporate bond market, benefited from higher growth prospects and the nation’s status as a net importer of oil.

Emerging Markets Currency Fund

For the fiscal year ended December 31, 2014, the Fund returned -5.49%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Global Emerging Markets Strategy (GEMS) Index,2 which returned -7.16% during the same period.

During the 12-month period, emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index2) underperformed emerging market corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index1) and emerging market local bonds (as represented by the J.P. Morgan GBI-EM Global Diversified Index3). Emerging market currencies also underperformed domestic equity markets (as represented by the S&P 500® Index4) and underperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index5).

The Fund’s overweight position in the Colombian peso in the first half of the

12-month period, followed by an underweight in the latter half, was a positive contributor to performance relative to the benchmark. The currency rallied early in the period due to a rebalance of the JP Morgan GBI-EM Global Diversified and GBI-EM Global indexes, and the fall in the second half of the period was the result of the slide in oil prices. The Fund benefited from an overweight position in the Malaysian ringgit to start the period, and continued to benefit as the exposure was switched to an underweight in the latter half. The ringgit performed well in the first half of the period, as the Malaysian central bank signaled it may increase its benchmark interest rate, but fell in the latter half as oil prices plummeted. The Fund’s short position in the euro throughout the period benefited, despite hurting the Fund in the early portion of the period, as the euro rallied. Later in the period, the euro fell to two-year lows against the U.S. dollar on fears of European recession, Greek election turmoil, and renewed stimulus measures by the European Central Bank. The Fund maintained a neutral or underweight position to the Polish zloty throughout most of the period, which benefited as the zloty depreciated on fears of deflation, as consumer prices continued to fall through the latter half of the period.

Detracting from relative performance was an underweight to the Indonesian rupiah in the first half of the period. Although the underweight helped in January, the currency rallied on optimism in regard to the election of the former governor of Jakarta, Joko Widodo, and renewed intervention by the Indonesian central bank, and, ultimately, the short position detracted. The Fund’s overweight to the Mexican peso detracted from performance, as the currency depreciated throughout the period. Despite a positive reform story, the peso suffered due to falling oil prices and weak growth. The Fund’s overweight to the Brazilian real detracted from performance in the second half of the period. The real suffered due to uncertainty in regard to the presidential election as incumbent Dilma Rousseff continued to rally support.

Emerging Markets Local Bond Fund

For the fiscal year ended December 31, 2014, the Fund returned -7.05%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JP Morgan GBI-EM Global Diversified Index,3 which returned -5.72% during the same period.

During the 12-month period, emerging market local debt (as represented by the J.P. Morgan GBI-EM Global Diversified Index3) underperformed emerging market corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index1) and outperformed emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index2). Emerging market local bonds also underperformed domestic equity markets

(as represented by the S&P 500® Index4) and underperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index5).

The Fund’s underweight to Turkish bonds likely detracted from performance relative to the benchmark, as Turkey, in particular, maintained an exceptionally high yield in an environment of declining global yields. The Fund’s underweight to South African bonds also likely detracted from performance relative to the benchmark, as issuance fell and bond yields remained high. Poland likely detracted from relative performance, as the Fund remained underweight in the second half of the period, anticipating an end to its rate-hiking cycle. In contrast, Poland extended its rate-hiking schedule through much of the period, and the Fund’s underweight exposure was likely a detriment. The Fund’s exposure to corporate bonds, particularly in Russia, likely detracted from relative performance, as credit spreads relative to sovereign yields widened.

The Fund’s relative performance likely benefited from an overweight position to Romanian bonds. Romania’s performance was driven by the broad fall in European yields, as the European Central Bank was proactive in promoting stimulus measures to spur a faltering European economy, and the Romanian central bank cut its main rate to a record 3%. The Fund’s overweight to Mexico in the latter half of the period likely contributed to relative performance during the period. Yields in Mexico fell throughout the period, as oil continued its drastic slide and the peso hit a two-year low against the dollar. An overweight position to Colombian bonds throughout most of the period was a likely contributor to relative performance, as demand for the bonds increased. Demand was likely driven, in part, by a rebalance of the J.P. Morgan GBI-EM Global Diversified and GBI-EM Global indexes. The change increased the weighting of Colombia, from 3.2% to 8.0%, and from 1.8% to 5.6% in the GBI-EM Global Diversified Index and GBI-EM Global Index, respectively.

Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2014, the Fund returned 2.15%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 40% MSCI EAFE Index with Gross Dividends6/25% Russell 1000® Index7/20% Barclays U.S. Aggregate Bond Index5/15% BofA Merrill Lynch U.S. High Yield Constrained Index8, which returned 2.96% over the same period.

During the 12-month period, domestic equity markets (as represented by the S&P 500® Index4) outperformed fixed-income markets (as represented by the Barclays U.S. Aggregate Bond Index5). Domestic equity markets also outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends6) and emerging market currencies (as represented by Barclays Global Emerging Markets Strategy Index2).

Detracting from relative performance was the Fund’s allocation to emerging market currencies. Although the Fund reduced its holdings in this asset class by the end of the period, a strengthening U.S. dollar caused emerging market currencies to underperform the blended benchmark. In addition, the Fund’s exposure to short-duration corporate credit detracted from performance, as this segment of the fixed-income market underperformed the broad fixed-income market (as represented by the Barclay’s U.S. Aggregate Bond Index3).

The Fund’s position in equities contributed to relative performance, as stocks outpaced bonds during the period. In addition, the Fund’s overweight position to mid-cap stocks likely contributed to performance, as this segment of the equity market outperformed the blended benchmark during the period.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) is a market capitalization-weighted index that tracks total returns of U.S. dollar-denominated debt instruments issued by corporate entities in emerging markets countries. The index limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks.

2 The Barclays Global Emerging Markets Strategy (GEMS) Index is based on investing in one-month synthetic money market deposits across 15 diversified Emerging Market currencies.

3 The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global emerging markets index that consists of regularly traded, liquid fixed-rate and domestic currency government bonds.

4 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

5 The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Total return comprises price appreciation/

depreciation and income as a percentage of the original investment.

6 The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

7 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

8 The BofA Merrill Lynch U.S. High Yield Constrained Index is a capitalization-weighted index of all U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment-grade rating (based on an average of Moody’s, Standard & Poor’s, and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule, and a minimum amount outstanding of $100 million. The index caps individual issuer at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in a Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2014. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Corporate Debt Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Period Ended December 31, 2014

1 Year
Class A3	4.39%
Class C4	4.91%
Class F5	6.86%
Class I5	6.97%
Class R2[5]	6.97%
Class R3[5]	6.97%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Class A shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2014, is calculated using the SEC-required uniform method to compare such return.

4 Class C shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date.

5 Commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Performance is at net asset value.

Emerging Markets Currency Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Global Emerging Markets Strategy (GEMS) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A3	-7.56%	-0.27%	1.16%	–
Class B4	-10.81%	-0.93%	0.84%	–
Class C5	-7.11%	-0.49%	0.75%	–
Class F6	-5.40%	0.33%	–	1.60%
Class I7	-5.32%	0.40%	1.70%	–
Class P7	-5.68%	0.01%	1.32%	–
Class R2[6]	-5.85%	-0.19%	–	1.16%
Class R3[6]	-5.77%	-0.11%	–	1.23%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2014, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

Emerging Markets Local Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JP Morgan GBI-EM Global Diversified Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2014

	1 Year	Life of Class
Class A3	-9.13%	-7.29%
Class C4	-8.59%	-6.62%
Class F5	-6.88%	-5.78%
Class I5	-6.79%	-5.69%
Class R2[5]	-6.79%	-5.88%
Class R3[5]	- 6.79%	-5.85%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3 Class A shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended

December 31, 2014, is calculated using the SEC-required uniform method to compare such return.

4 Class C shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5 Commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Performance is at net asset value.

Multi-Asset Global Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Index/20% Barclays U.S. Aggregate Bond Index/15% BofA Merrill Lynch U.S. High Yield Constrained Index and Morningstar World Allocation Category Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2014

	1 Year	5 Years	10 Years	Life of Class
Class A3	-0.16%	6.43%	5.36%	–
Class B4	-3.31%	5.83%	5.04%	–
Class C5	0.51%	6.16%	4.90%	–
Class F6	2.39%	7.10%	–	2.60%
Class I7	2.47%	7.20%	5.94%	–
Class R2[8]	1.86%	6.78%	–	4.79%
Class R3[8]	2.01%	6.70%	–	4.73%

1 Reflects the deduction of the maximum initial sales charge of 2.25%.

2 Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3 Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2014, is calculated using the SEC-required uniform method to compute such return.

4 Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5 The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6 Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7 Performance is at net asset value.

8 Commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 through December 31, 2014).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/14 – 12/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/14 -
	7/1/14	12/31/14	12/31/14
Class A
Actual	$1,000.00	$991.80	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$987.70	$9.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.88	$9.40
Class F
Actual	$1,000.00	$992.20	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class I
Actual	$1,000.00	$992.80	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$992.80	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$992.80	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.85% for Class C, 0.95% for Class F, 0.85% for Classes I, R2 and R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2014

Sector*	%**
Auto	1.61%
Basic Industry	1.17%
Consumer Cyclicals	3.88%
Consumer Discretionary	1.71%
Consumer Non-Cyclical	0.21%
Consumer Services	3.68%
Consumer Staples	5.15%
Energy	11.76%
Financial Services	27.43%
Foreign Government	2.05%
Sector*	%**
Health Care	0.82%
Integrated Oils	1.27%
Materials and Processing	8.20%
Producer Durables	3.07%
Technology	2.88%
Telecommunications	9.51%
Transportation	5.07%
U.S. Government	0.96%
Utilities	6.45%
Repurchase Agreement	3.12%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/14 -
	7/1/14	12/31/14	12/31/14
Class A
Actual	$1,000.00	$913.80	$4.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$5.04
Class B
Actual	$1,000.00	$910.60	$8.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.18	$9.10
Class C
Actual	$1,000.00	$910.00	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$8.24
Class F
Actual	$1,000.00	$915.70	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.53
Class I
Actual	$1,000.00	$914.60	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02
Class P
Actual	$1,000.00	$914.40	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.31	$5.96
Class R2
Actual	$1,000.00	$912.10	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$7.07
Class R3
Actual	$1,000.00	$913.70	$6.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.99% for Class A, 1.79% for Class B, 1.62% for Class C, 0.89% for Class F, 0.79% for Class I, 1.17% for Class P, 1.39% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2014

Sector*	%**
Asset-Backed	20.69%
Automotive	1.47%
Banking	6.83%
Basic Industry	3.13%
Capital Goods	1.17%
Consumer Goods	0.61%
Energy	8.34%
Financial Services	3.33%
Foreign Government	0.06%
Health Care	4.50%
Insurance	1.17%
Sector*	%**
Leisure	3.11%
Media	2.49%
Mortgage-Backed	29.03%
Municipal	0.21%
Real Estate	3.41%
Retail	2.84%
Services	1.27%
Technology & Electronics	2.04%
Telecommunications	0.94%
Transportation	1.07%
Utility	2.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/14 -
	7/1/14	12/31/14	12/31/14
Class A
Actual	$1,000.00	$880.30	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$877.40	$8.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.08	$9.20
Class F
Actual	$1,000.00	$881.40	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class I
Actual	$1,000.00	$881.80	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$881.80	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$881.80	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.81% for Class C, 0.95% for Class F, 0.85% for Classes I, R2, and R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2014

Sector*	%**
Consumer Services	0.93%
Financial Services	6.66%
Foreign Government	86.24%
Integrated Oils	1.95%
Telecommunications	0.90%
Transportation	0.79%
Utilities	2.53%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			7/1/14 -
	7/1/14	12/31/14	12/31/14
Class A
Actual	$1,000.00	$953.70	$1.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.79
Class B
Actual	$1,000.00	$950.70	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.55
Class C
Actual	$1,000.00	$951.00	$5.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.71	$5.55
Class F
Actual	$1,000.00	$955.20	$0.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.20	$1.02
Class I
Actual	$1,000.00	$955.20	$0.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.70	$0.51
Class R2
Actual	$1,000.00	$952.10	$3.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.52
Class R3
Actual	$1,000.00	$952.90	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.09% for Classes B and C, 0.20% for Class F, 0.10% for Class I, 0.69% for Class R2 and 0.57% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2014

Underlying Fund Name	%*
Lord Abbett Affiliated Fund, Inc.-Class I	1.18%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	0.00% **
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.57%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	15.58%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	1.95%
Lord Abbett Investment Trust-High Yield Fund-Class I	18.92%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	37.27%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	12.53%
100.00%

*	Represents percent of total investments.
**	Amount is less than .01%.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2014

			Shares	Fair
Investments			(000)	Value
LONG-TERM INVESTMENTS 94.78%

COMMON STOCK 0.05%

Oil
Geopark Ltd. (Chile)*(a) (cost $12,008)			1	$6,413

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BOND 0.09%

Technology
Vipshop Holdings Ltd. (China)(a) (cost $11,163)	1.50%	3/15/2019	$10	11,950

CORPORATE BONDS 90.68%

Air Transportation 3.26%
Air Canada (Canada)†(a)	7.75%	4/15/2021	200	208,750
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†(a)	8.375%	5/10/2020	200	207,000
Total				415,750

Auto Parts: Original Equipment 1.58%
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	201,000

Banks: Money Center 3.23%
Banco de Bogota SA (Colombia)†(a)	5.00%	1/15/2017	200	208,500
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	203,400
Total				411,900

Banks: Regional 13.02%
Banco de Galicia y Buenos Aires SA (Argentina)†(a)	8.75%	5/4/2018	150	150,375
Banco Mercantil del Norte SA (Mexico)(a)	4.375%	7/19/2015	48	48,720
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	223,159
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024	200	206,312
Corpbanca SA (Chile)(a)	3.125%	1/15/2018	200	199,177
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	222,503
Itau Unibanco Holding SA†	5.50%	8/6/2022	200	202,000
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	206,503
QNB Finance Ltd.	2.875%	4/29/2020	200	199,000
Total				1,657,749

16	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Beverages 1.45%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	$200	$184,500

Broadcasting 0.36%
iHeartCommunications, Inc.	6.875%	6/15/2018	50	45,688

Business Services 1.78%
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	226,556

Chemicals 5.00%
Braskem America Finance Co.†	7.125%	7/22/2041	200	199,000
Hexion U.S. Finance Corp./Hexion Nova
Scotia Finance ULC	9.00%	11/15/2020	20	14,500
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	200	207,000
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	216,020
Total				636,520

Computer Software 0.14%
First Data Corp.	11.75%	8/15/2021	16	18,440

Containers 0.95%
PaperWorks Industries, Inc.†	9.50%	8/15/2019	120	120,450

Diversified 3.08%
San Miguel Corp. (Philippines)(a)	4.875%	4/26/2023	200	186,750
TML Holdings Pte Ltd. (Singapore)(a)	5.75%	5/7/2021	200	206,021
Total				392,771

Drugs 0.81%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	100	102,627

Electric: Power 6.31%
AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	200	189,200
E.CL SA (Chile)†(a)	4.50%	1/29/2025	200	201,183
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	204,281
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	209,500
Total				804,164

Engineering & Contracting Services 1.57%
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	199,655

See Notes to Financial Statements.	17

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Entertainment 0.18%
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	$20	$22,500

Financial Services 0.79%
SUAM Finance BV (Curacao)†(a)	4.875%	4/17/2024	100	100,250

Financial: Miscellaneous 0.09%
First Cash Financial Services, Inc.	6.75%	4/1/2021	11	11,495

Food 3.79%
Diamond Foods, Inc.†	7.00%	3/15/2019	25	25,687
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	20	21,000
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	207,500
Tingyi Cayman Islands Holding Corp. (China)(a)	3.875%	6/20/2017	200	207,658
WhiteWave Foods Co. (The)	5.375%	10/1/2022	20	20,650
Total				482,495

Gaming 0.16%
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	20	20,500

Industrial Products 1.52%
KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	194,300

Jewelry, Watches & Gemstones 1.49%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	190,000

Machinery: Agricultural 1.48%
Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	200	188,000

Media 3.24%
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	208,750
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	204,500
Total				413,250

Metals & Minerals: Miscellaneous 1.46%
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)(a)	4.375%	4/30/2018	200	186,000

Natural Gas 3.13%
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	200	204,500
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	194,000
Total				398,500

18	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Oil 6.86%
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	$200	$225,600
Genel Energy Finance plc (United Kingdom)(a)	7.50%	5/14/2019	200	171,000
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	200	177,000
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	171,000
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	50	18,500
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	110,999
Total				874,099

Oil: Integrated International 1.24%
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	65	56,068
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	100	102,500
Total				158,568

Paper & Forest Products 0.20%
Mercer International, Inc. (Canada)†(a)	7.75%	12/1/2022	25	25,375

Real Estate Investment Trusts 6.31%
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	194,399
China South City Holdings Ltd. (Hong Kong)(a)	8.25%	1/29/2019	200	199,505
Fibra Uno Trust (Mexico)†(a)	5.25%	12/15/2024	200	206,520
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.125%	1/22/2021	200	202,812
Total				803,236

Retail 3.64%
Hot Topic, Inc.†	9.25%	6/15/2021	20	21,500
Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017	200	206,012
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	210,500
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	25	25,062
Total				463,074

Technology 1.56%
Alibaba Group Holding Ltd. (China)†(a)	3.60%	11/28/2024	200	198,779

Telecommunications 9.31%
Altice SA (Luxembourg)†(a)	7.75%	5/15/2022	200	200,875
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	214,456
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	186,500
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	200	193,250
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	221,889

See Notes to Financial Statements.	19

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2014

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Telecommunications (continued)
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Ireland)†(a)	7.748%	2/2/2021		$200	$168,200
Total					1,185,170

Transportation: Miscellaneous 1.69%
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020		200	215,300
Total Corporate Bonds (cost $11,561,550)					11,548,661

FOREIGN BOND(b) 1.02%

Netherlands
United Group BV† (cost $142,230)	7.875%	11/15/2020	EUR	100	129,354

FOREIGN GOVERNMENT OBLIGATION 2.00%

Philippines
Republic of Philippines(a) (cost $253,833)	8.375%	6/17/2019		$200	255,100

U.S. TREASURY OBLIGATION 0.94%
U.S. Treasury Note (cost $119,653)	1.625%	12/31/2019		120	119,831
Total Long-Term Investments (cost $12,100,437)					12,071,309

SHORT-TERM INVESTMENT 3.06%

REPURCHASE AGREEMENT
Repurchase Agreement dated 12/31/2014, Zero Coupon due 1/2/2015 with Fixed Income Clearing Corp. collateralized by $405,000 of U.S. Treasury Note at 0.75% due 3/31/2018; value: $399,345; proceeds: $389,116 (cost $389,116)				389	389,116
Total Investments in Securities 97.84% (cost $12,489,553)					12,460,425
Cash and Other Assets in Excess Liabilities(c) 2.16%					274,688
Net Assets 100.00%					$12,735,113

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2014

EUR	euro.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Colombian peso	Buy	Morgan Stanley	3/4/2015	300,500,000	$123,303	$126,098	$2,795
Brazilian real	Sell	Goldman Sachs	1/9/2015	280,000	111,129	105,220	5,909
Brazilian real	Sell	Goldman Sachs	1/9/2015	516,200	199,496	193,982	5,514
Colombian peso	Sell	Goldman Sachs	3/4/2015	300,500,000	130,228	126,099	4,129
euro	Sell	Morgan Stanley	2/13/2015	211,300	262,911	255,784	7,127
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$25,474

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Goldman Sachs	1/9/2015	516,200	$201,008	$193,981	$(7,027)
Brazilian real	Buy	Morgan Stanley	1/9/2015	280,000	111,429	105,220	(6,209)
euro	Buy	Goldman Sachs	2/13/2015	106,800	132,696	129,284	(3,412)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(16,648)

Open Futures Contracts at December 31, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	March 2015	5	Short	$(633,984)	$(3,680)

See Notes to Financial Statements.	21

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$6,413	$–	$–	$6,413
Convertible Bond	–	11,950	–	11,950
Corporate Bonds	–	11,548,661	–	11,548,661
Foreign Bond	–	129,354	–	129,354
Foreign Government Obligation	–	255,100	–	255,100
U.S. Treasury Obligation	–	119,831	–	119,831
Repurchase Agreement	–	389,116	–	389,116
Total	$6,413	$12,454,012	$–	$12,460,425

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$25,474	$–	$25,474
Liabilities	–	(16,648)	–	(16,648)
Futures Contracts
Assets	–	–	–	–
Liabilities	(3,680)	–	–	(3,680)
Total	$(3,680)	$8,826	$–	$5,146

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended December 31, 2014.

22	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS CURRENCY FUND December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 89.79%

ASSET-BACKED SECURITIES 20.86%

Automobiles 9.24%
Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$1,550	$1,548,369
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	350	350,415
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,180	1,180,081
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	230	230,256
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	257,386
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	251,128
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	419	418,725
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	203	202,780
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	586	585,856
BMW Vehicle Lease Trust 2013-1 A4	0.66%	6/20/2016	500	500,281
BMW Vehicle Lease Trust 2014-1 A3	0.73%	2/21/2017	1,870	1,868,781
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	951	956,013
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	541	543,238
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	170	169,897
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	550	549,451
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	321	321,069
Capital Auto Receivables Asset Trust 2013-2 A2	0.92%	9/20/2016	1,182	1,183,208
Capital Auto Receivables Asset Trust 2014-1 A2	0.96%	4/20/2017	1,905	1,907,600
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	165	165,226
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,027	1,029,414
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	790	789,318
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	1,240	1,236,733
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	1,255	1,257,837
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	1,010	1,008,011

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Fifth Third Auto Trust 2014-3 A3	0.96%		3/15/2019	$835	$831,956
Ford Credit Auto Owner Trust 2014-B A3	0.90%		10/15/2018	715	714,705
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%		1/22/2018	800	800,474
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%		9/18/2017	1,100	1,099,432
Hyundai Auto Receivables Trust 2014-B A3	0.90%		12/17/2018	1,060	1,057,556
Mercedes-Benz Auto Lease Trust 2013-A A3	0.59%		2/15/2016	805	804,497
Mercedes-Benz Auto Lease Trust 2014-A A3	0.68%		12/15/2016	685	685,108
Mercedes-Benz Auto Receivables Trust 2014-1 A3	0.87%		10/15/2018	625	623,593
Nissan Auto Lease Trust 2013-A A3	0.61%		4/15/2016	1,558	1,557,536
Nissan Auto Lease Trust 2014-A A3	0.80%		2/15/2017	590	589,778
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%		8/22/2016	571	571,581
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%		11/20/2017	1,945	1,942,962
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%		6/15/2017	621	620,525
Santander Drive Auto Receivables Trust 2013-3 B	1.19%		5/15/2018	420	420,289
Santander Drive Auto Receivables Trust 2013-4 A3	1.11%		12/15/2017	1,956	1,959,503
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%		4/20/2018	1,865	1,859,982
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%		9/15/2017	475	476,211
Total					35,126,761

Credit Cards 3.65%
American Express Credit Account Master Trust 2014-3 A	1.49%		4/15/2020	800	801,201
Capital One Multi-Asset Execution Trust 2014-A2	1.26%		1/15/2020	880	879,357
Chase Issuance Trust 2012-A3	0.79%		6/15/2017	2,000	2,002,837
Chase Issuance Trust 2012-A8	0.54%		10/16/2017	2,475	2,474,183
Chase Issuance Trust 2013-A8	1.01%		10/15/2018	540	540,201
Citibank Credit Card Issuance Trust 2012-A1	0.55%		10/10/2017	1,459	1,458,816
Citibank Credit Card Issuance Trust 2013-A6	1.32%		9/7/2018	850	855,026
Discover Card Execution Note Trust 2011-A4	0.511%	#	5/15/2019	550	552,066
Discover Card Execution Note Trust 2012-B3	0.611%	#	5/15/2018	1,285	1,283,952
World Financial Network Credit Card Master Trust 2013-B A	0.91%		3/16/2020	1,050	1,048,812
World Financial Network Credit Card Master Trust 2014-A	0.541%	#	12/15/2019	2,000	2,001,297
Total					13,897,748

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other 7.97%
AMAC CDO Funding I 2006-1A A1†	0.439%	#	11/23/2050	$301	$297,836
Avenue CLO VI Ltd. 2007-6A A2†	0.578%	#	7/17/2019	500	495,720
Avery Point IV CLO Ltd. 2014-1A A†	1.754%	#	4/25/2026	1,000	1,001,765
BlueMountain CLO Ltd. 2014-3A A1†	1.48%	#	10/15/2026	500	497,073
CIFC Funding II Ltd. 2014-2A A1L†	1.713%	#	5/24/2026	500	499,998
Divcore CLO 2013	4.051%		11/27/2032	1,000	966,461
Dryden XXIII Senior Loan Fund 2012-23RA A1R†	1.481%	#	7/17/2023	2,000	1,984,449
Fairway Loan Funding Co. 2006-1A A3L†	0.888%	#	10/17/2018	600	596,942
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.731%	#	10/19/2025	525	523,163
Fortress Credit BSL Ltd. 2013-1A A†	1.411%	#	1/19/2025	1,000	986,914
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.547%	#	12/20/2020	500	497,621
Galaxy XVIII CLO Ltd. 2014-18A A†	1.704%	#	10/15/2026	500	496,876
Gleneagles CLO Ltd. 2005-1A B†	0.782%	#	11/1/2017	500	494,150
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	500	499,514
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%		5/15/2046	500	493,988
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	750	741,732
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%		11/15/2046	1,650	1,634,059
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%		10/15/2045	750	753,060
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%		1/16/2046	1,660	1,659,049
HLSS Servicer Advance Receivables Trust 2014-T1 AT1†	1.244%		1/17/2045	490	490,002
JFIN CLO Ltd. 2007-1A A2†	0.471%	#	7/20/2021	374	370,683
JFIN Revolver CLO Ltd. 2013-1A A†	1.481%	#	1/20/2021	750	748,646
KKR Financial CLO Ltd. 2006-1A C†	1.183%	#	8/25/2018	750	736,137
KKR Financial CLO Ltd. 2007-1A B†	0.982%	#	5/15/2021	750	730,165
New Residential Advance Receivables Trust
Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	400	400,543
Oaktree CLO Ltd. 2014-2A A1A†	1.762%	#	10/20/2026	525	525,000
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.751%	#	4/15/2026	500	500,887
OZLM VII Ltd. 2014-7A A1B†	1.745%	#	7/17/2026	750	750,378
Red River CLO Ltd. 1A A†	0.502%	#	7/27/2018	275	274,021
SLM Private Education Loan Trust 2010-A 2A†	3.411%	#	5/16/2044	1,502	1,589,836
SLM Private Education Loan Trust 2011-B A1†	1.011%	#	12/16/2024	1,433	1,437,783

See Notes to Financial Statements.	25

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
SLM Private Education Loan Trust 2012-A A1†	1.561%	#	8/15/2025	$483	$488,599
SLM Private Education Loan Trust 2012-C A1†	1.261%	#	8/15/2023	540	542,780
SLM Private Education Loan Trust 2012-E A1†	0.911%	#	10/16/2023	231	232,036
SLM Private Education Loan Trust 2013-B A1†	0.811%	#	7/15/2022	590	591,479
SLM Student Loan Trust 2011-1 A1	0.69%	#	3/25/2026	792	794,880
Stone Tower CLO V Ltd. 2006-5A A2B†	0.559%	#	7/16/2020	1,500	1,473,869
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.548%	#	4/17/2021	600	583,911
Venture XVII CLO Ltd. 2014-17A A†	1.711%	#	7/15/2026	850	845,307
Venture XVIII CLO Ltd. 2014-18A A†	1.737%	#	10/15/2026	500	496,373
Westchester CLO Ltd. 2007-1A A1A†	0.457%	#	8/1/2022	579	574,625
Total					30,298,310
Total Asset-Backed Securities (cost $79,320,848)					79,322,819

CORPORATE BONDS 30.95%

Aerospace/Defense 0.54%
Exelis, Inc.	4.25%		10/1/2016	2,000	2,069,286

Auto Loans 0.21%
Ford Motor Credit Co. LLC	4.25%		2/3/2017	500	525,296
Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	278,858
Total					804,154

Auto Parts & Equipment 1.12%
Continental Rubber of America Corp.†	4.50%		9/15/2019	2,500	2,602,310
Delphi Corp.	6.125%		5/15/2021	1,500	1,638,750
Total					4,241,060

Banking 4.96%
Bank of America Corp.	5.25%		12/1/2015	250	259,043
Bank of America Corp.	5.70%		5/2/2017	808	873,931
Bank of America Corp.	6.05%		5/16/2016	250	264,819
Bank of America Corp.	7.80%		9/15/2016	123	135,488
Bank of America Corp.	10.20%		7/15/2015	3,000	3,148,944
Citigroup, Inc.	5.50%		2/15/2017	500	537,761
Goldman Sachs Group, Inc. (The)	2.233%	#	8/24/2016	250	254,326
Goldman Sachs Group, Inc. (The)	5.625%		1/15/2017	2,000	2,145,814
Korea Development Bank (The) (South Korea)(a)	0.857%	#	1/22/2017	1,000	1,002,634
Lloyds Bank plc (United Kingdom)(a)	9.875%		12/16/2021	1,000	1,150,000
Morgan Stanley	5.95%		12/28/2017	3,000	3,335,751
PNC Funding Corp.	5.625%		2/1/2017	695	750,439

26	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banking (continued)
Regions Bank	7.50%		5/15/2018	$750	$871,988
Royal Bank of Scotland plc (The) (United Kingdom)(a)	4.375%		3/16/2016	500	517,082
Santander Holdings USA, Inc.	3.00%		9/24/2015	1,800	1,821,897
Shinhan Bank (South Korea)†(a)	0.883%	#	4/8/2017	1,800	1,805,431
Total					18,875,348

Brokerage 0.27%
Jefferies Group LLC	3.875%		11/9/2015	500	510,672
Jefferies Group LLC	5.50%		3/15/2016	500	519,281
Total					1,029,953

Building Materials 0.21%
Martin Marietta Materials, Inc.	1.357%	#	6/30/2017	500	505,788
Martin Marietta Materials, Inc.	6.60%		4/15/2018	250	283,622
Owens Corning	6.50%		12/1/2016	15	16,350
Total					805,760

Cable & Satellite Television 0.48%
Cox Communications, Inc.	5.50%		10/1/2015	150	155,105
Ono Finance II plc (Ireland)†(a)	10.875%		7/15/2019	1,000	1,061,250
Time Warner Cable, Inc.	8.75%		2/14/2019	500	619,478
Total					1,835,833

Chemicals 0.21%
Incitec Pivot Ltd. (Australia)†(a)	4.00%		12/7/2015	250	255,789
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%		4/1/2020	500	541,250
Total					797,039

Consumer/Commercial/Lease Financing 0.97%
Air Lease Corp.	5.625%		4/1/2017	1,000	1,080,000
Aviation Capital Group Corp.†	3.875%		9/27/2016	2,000	2,051,210
International Lease Finance Corp.†	7.125%		9/1/2018	500	561,250
Total					3,692,460

Electric: Distribution/Transportation 0.06%
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	230	239,792

Electronics 0.33%
Jabil Circuit, Inc.	7.75%		7/15/2016	500	538,125
KLA-Tencor Corp.	2.375%		11/1/2017	700	704,165
Total					1,242,290

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Energy: Exploration & Production 1.30%
Continental Resources, Inc.	7.125%		4/1/2021	$1,775	$1,910,344
Continental Resources, Inc.	7.375%		10/1/2020	1,900	1,995,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.	6.50%		11/15/2020	750	813,727
Hrvatska Elektroprivreda (Croatia)†(a)	6.00%		11/9/2017	200	209,600
Total					4,928,671

Food & Drug Retailers 0.14%
Tesco plc (United Kingdom)†(a)	5.50%		11/15/2017	500	525,063

Gas Distribution 3.45%
Colorado Interstate Gas Co. LLC	6.80%		11/15/2015	1,000	1,046,229
Copano Energy LLC/Copano Energy Finance Corp.	7.125%		4/1/2021	1,646	1,788,264
El Paso Pipeline Partners Operating Co. LLC	4.10%		11/15/2015	2,500	2,558,495
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%		6/1/2022	2,894	3,310,504
Kinder Morgan Finance Co. LLC	5.70%		1/5/2016	500	519,187
Kinder Morgan, Inc.	7.00%		6/15/2017	250	276,875
Laclede Group, Inc. (The)	0.982%	#	8/15/2017	3,600	3,600,349
Total					13,099,903

Health Facilities 0.92%
Omega Healthcare Investors, Inc.	6.75%		10/15/2022	500	532,500
Omega Healthcare Investors, Inc.	7.50%		2/15/2020	2,807	2,947,350
Total					3,479,850

Hotels 1.12%
Host Hotels & Resorts LP	5.875%		6/15/2019	1,500	1,575,721
Host Hotels & Resorts LP	6.00%		11/1/2020	2,500	2,666,320
Total					4,242,041

Insurance Brokerage 0.28%
Willis Group Holdings plc (United Kingdom)(a)	4.125%		3/15/2016	500	515,477
Willis North America, Inc.	6.20%		3/28/2017	500	541,115
Total					1,056,592

Integrated Energy 1.78%
CNPC General Capital Ltd. (China)†(a)	1.133%	#	5/14/2017	2,000	2,004,342
Petrobras Global Finance BV (Netherlands)(a)	2.603%	#	3/17/2017	3,000	2,776,800
Sinopec Group Overseas Development 2014 Ltd.†	1.009%	#	4/10/2017	2,000	2,003,796
Total					6,784,938

28	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Investments & Miscellaneous Financial Services 0.53%
Kayne Anderson MLP Investment Co.	1.495%	#	8/19/2016	$2,000	$2,003,992

Life Insurance 0.23%
Symetra Financial Corp.†	6.125%		4/1/2016	825	865,793

Medical Products 0.13%
Life Technologies Corp.	3.50%		1/15/2016	500	506,179

Metals/Mining (Excluding Steel) 1.99%
Anglo American Capital plc (United Kingdom)†(a)	1.181%	#	4/15/2016	500	500,662
Barrick Gold Corp. (Canada)(a)	2.90%		5/30/2016	500	507,462
Glencore Canada Corp. (Canada)(a)	5.50%		6/15/2017	500	537,698
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%		1/15/2017	750	773,758
Glencore Funding LLC†	1.396%	#	5/27/2016	3,200	3,217,059
Glencore Funding LLC†	1.591%	#	1/15/2019	500	508,940
Kinross Gold Corp. (Canada)(a)	3.625%		9/1/2016	1,500	1,509,939
Total					7,555,518

Multi-Line Insurance 0.62%
Kemper Corp.	6.00%		11/30/2015	2,250	2,346,019

Oil Field Equipment & Services 1.04%
National Oilwell Varco, Inc.	6.125%		8/15/2015	750	750,370
Noble Holding International Ltd.	3.45%		8/1/2015	2,000	2,026,594
Transocean, Inc.	6.50%		11/15/2020	1,265	1,194,272
Total					3,971,236

Personal & Household Products 0.39%
Avon Products, Inc.	2.375%		3/15/2016	1,500	1,492,500

Pharmaceuticals 1.18%
Forest Laboratories, Inc.†	4.375%		2/1/2019	1,000	1,057,355
Mylan, Inc.†	7.875%		7/15/2020	2,754	2,933,927
Zoetis, Inc.	1.15%		2/1/2016	500	499,686
Total					4,490,968

Real Estate Investment Trusts 2.65%
ARC Properties Operating Partnership LP	2.00%		2/6/2017	1,000	954,025
DDR Corp.	7.50%		7/15/2018	500	584,903
Duke Realty LP	5.50%		3/1/2016	465	487,654
HCP, Inc.	3.75%		2/1/2016	775	796,711
Health Care REIT, Inc.	4.125%		4/1/2019	400	425,754

See Notes to Financial Statements.	29

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Real Estate Investment Trusts (continued)
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	$1,640	$1,791,764
Hospitality Properties Trust	6.30%	6/15/2016	500	522,469
Hospitality Properties Trust	6.70%	1/15/2018	987	1,091,217
Mid-America Apartments LP	6.05%	9/1/2016	575	618,794
Reckson Operating Partnership LP	6.00%	3/31/2016	1,500	1,581,672
Regency Centers LP	5.25%	8/1/2015	500	512,448
SL Green Realty Corp.	5.00%	8/15/2018	500	536,713
UDR, Inc.	5.25%	1/15/2016	175	182,045
Total				10,086,169

Restaurants 0.52%
Darden Restaurants, Inc.	6.45%	10/15/2017	1,500	1,650,572
Yum! Brands, Inc.	6.25%	4/15/2016	314	333,298
Total				1,983,870

Software/Services 0.40%
Dun & Bradstreet Corp. (The)	2.875%	11/15/2015	1,500	1,511,202

Specialty Retail 1.10%
QVC, Inc.†	7.375%	10/15/2020	4,000	4,200,000

Technology Hardware & Equipment 0.55%
Brocade Communications Systems, Inc.	6.875%	1/15/2020	2,000	2,072,500

Telecommunications: Wireline Integrated & Services 0.24%
Embarq Corp.	7.082%	6/1/2016	250	269,495
Qwest Corp.	7.625%	6/15/2015	625	641,903
Total				911,398

Transportation: Infrastructure/Services 0.73%
Asciano Finance Ltd. (Australia)†(a)	3.125%	9/23/2015	2,750	2,782,618

Trucking & Delivery 0.30%
Con-way, Inc.	7.25%	1/15/2018	991	1,126,970
Total Corporate Bonds (cost $118,287,166)				117,656,965

FLOATING RATE LOANS(b) 8.98%

Advertising 0.51%
Nielsen Finance LLC Term Loan A	2.158%	4/30/2019	1,950	1,948,791

30	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Aerospace/Defense 0.97%
Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	$1,701	$1,697,472
Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	2,000	1,988,330
Total				3,685,802

Cable & Satellite Television 0.75%
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,733	1,703,435
CSC Holdings LLC Term Loan B	2.669%	4/17/2020	1,173	1,150,627
Total				2,854,062

Electronics 0.70%
Avago Technologies Cayman Ltd. Term Loan	3.75%	5/6/2021	2,662	2,657,753

Food: Wholesale 0.13%
Aramark Corp. Term Loan E	3.25%	9/7/2019	485	478,787

Gaming 1.26%
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	2,228	2,218,840
Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	2,561	2,554,135
Total				4,772,975

Media: Content 0.65%
AMC Networks, Inc. Term Loan A	1.907%	12/16/2019	2,500	2,483,125

Medical Products 0.59%
Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(a)	2.17%	8/7/2019	1,600	1,597,006
Thermo Fisher Scientific, Inc. Committed
Term Loan	1.633%	1/31/2017	638	637,902
Total				2,234,908

Pharmaceuticals 1.32%
Actavis, Inc. Term Loan A	1.669%	10/1/2016	274	273,987
Amgen Inc. Term Loan	1.255%	9/18/2018	4,730	4,725,307
Total				4,999,294

Specialty Retail 0.20%
PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	752	753,797

Support: Services 0.81%
Activision Blizzard, Inc. Term Loan	3.25%	10/12/2020	3,092	3,091,662

See Notes to Financial Statements.	31

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications: Wireless 0.66%
American Tower Corp. Term Loan A	1.419%		1/3/2019	$1,625	$1,618,224
DigitalGlobe, Inc. Term Loan	3.75%		1/31/2020	910	904,957
Total					2,523,181

Theaters & Entertainment 0.43%
Kasima LLC Term Loan	3.25%		5/17/2021	1,678	1,648,288
Total Floating Rate Loans (cost $34,326,621)					34,132,425

FOREIGN GOVERNMENT OBLIGATION(a) 0.06%

Brazil
Federal Republic of Brazil (cost $215,457)	8.00%		1/15/2018	194	213,111

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.13%
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.162%	#	9/25/2044	500	512,941
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.027%	#	11/25/2044	100	104,251
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883%	#	1/25/2047	17	17,630
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.759%	#	2/25/2045	100	102,085
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.819%	#	6/25/2047	200	206,715
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#	8/25/2045	303	310,394
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#	8/25/2045	200	199,579
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.368%	#	5/25/2045	100	100,619
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#	4/25/2046	400	397,992
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009%	#	10/25/2047	415	415,972
Government National Mortgage Assoc. 2013-171 IO	1.141%	#	6/16/2054	19,653	1,731,444
Government National Mortgage Assoc. 2013-193 IO	1.124%	#	1/16/2055	2,033	174,946
Government National Mortgage Assoc. 2014-15 IO	1.059%	#	8/16/2054	19,765	1,557,638
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	149	150,166
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	241	241,814
Government National Mortgage Assoc. 2014-78 IO	1.001%	#	3/16/2056	1,334	102,034
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	1,739	1,791,645
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,025,907)					8,117,865

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.62%
Federal Home Loan Mortgage Corp.	2.267%	#	12/1/2037	407	433,882
Federal Home Loan Mortgage Corp.	2.272%	#	2/1/2038	711	760,909
Federal Home Loan Mortgage Corp.	2.312%	#	12/1/2036	748	801,108
Federal Home Loan Mortgage Corp.	2.313%	#	4/1/2037	510	542,586
Federal Home Loan Mortgage Corp.	2.339%	#	10/1/2038	349	372,754

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.359%	#	6/1/2038	$224	$239,461
Federal Home Loan Mortgage Corp.	2.368%	#	3/1/2038	598	638,143
Federal Home Loan Mortgage Corp.	2.369%	#	10/1/2039	532	566,397
Federal Home Loan Mortgage Corp.	2.37%		10/1/2035	592	630,454
Federal Home Loan Mortgage Corp.	2.392%	#	5/1/2036	443	473,327
Federal Home Loan Mortgage Corp.	2.499%	#	9/1/2036	695	747,909
Federal Home Loan Mortgage Corp.	2.631%	#	12/1/2035	650	697,913
Federal Home Loan Mortgage Corp.	3.215%	#	6/1/2044	1,128	1,176,765
Federal Home Loan Mortgage Corp.(c)	5.00%		5/1/2021	98	104,928
Federal National Mortgage Assoc.	2.025%	#	12/1/2035	638	673,046
Federal National Mortgage Assoc.	2.066%	#	2/1/2036	427	452,857
Federal National Mortgage Assoc.	2.11%	#	3/1/2039	394	418,456
Federal National Mortgage Assoc.(c)	2.127%	#	11/1/2036	1,696	1,815,878
Federal National Mortgage Assoc.	2.166%	#	8/1/2037	466	496,692
Federal National Mortgage Assoc.	2.212%	#	9/1/2038	324	345,678
Federal National Mortgage Assoc.	2.23%	#	1/1/2038	439	470,733
Federal National Mortgage Assoc.	2.235%	#	8/1/2038	247	263,618
Federal National Mortgage Assoc.	2.331%	#	1/1/2038	386	414,590
Federal National Mortgage Assoc.	2.361%	#	3/1/2038	248	268,724
Federal National Mortgage Assoc.	2.389%	#	11/1/2038	579	617,999
Federal National Mortgage Assoc.	2.471%	#	12/1/2038	203	218,453
Federal National Mortgage Assoc.	2.95%		3/1/2015	1,000	1,000,619
Federal National Mortgage Assoc.	5.50%		11/1/2034	885	995,224
Federal National Mortgage Assoc.	5.50%		2/1/2034	809	911,602
Total Government Sponsored Enterprises Pass-Throughs (cost $17,365,967)					17,550,705

MUNICIPAL BOND 0.20%

Nursing Home
New Jersey Econ Dev Auth (cost $754,221)	2.421%		6/15/2018	750	755,707

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 21.99%
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	400	417,899
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#	6/15/2028	200	202,846
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#	6/15/2028	340	342,448
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	100	102,709

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust 2007-3 AMF	5.317%		6/10/2049	$700	$749,104
Banc of America Re-REMIC Trust 2009-UB2 A4B2†	5.541%	#	6/24/2049	1,759	1,901,935
Bear Stearns Commercial Mortgage Securities Trust 2007-PW16 AM	5.707%	#	6/11/2040	1,000	1,090,916
Bear Stearns Commercial Mortgage Securities Trust 2007-PW17 AM	5.896%	#	6/11/2050	1,000	1,095,399
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	90	97,177
Boca Hotel Portfolio Trust 2013-BOCA D†	3.211%	#	8/15/2026	360	359,990
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.111%	#	6/15/2031	250	249,814
CG-CCRE Commercial Mortgage Trust 2014-FL1 XCP IO†	1.466%	#	6/15/2031	4,500	62,970
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.71%	#	12/10/2049	750	801,868
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.461%	#	4/15/2022	100	99,384
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	252,702
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.911%	#	1/12/2030	750	753,300
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.331%	#	5/10/2047	4,466	403,397
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.227%	#	7/10/2047	3,784	79,263
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%		4/15/2047	925	994,461
Commercial Mortgage Pass-Through Certificates 2001-J2A F†	7.142%	#	7/16/2034	839	921,179
Commercial Mortgage Pass-Through Certificates 2001-J2A G†	7.142%	#	7/16/2034	100	108,814
Commercial Mortgage Pass-Through Certificates 2004-LB2A E	5.357%		3/10/2039	750	841,469
Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.461%	#	6/15/2022	454	452,300
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.769%	#	7/10/2046	100	114,586
Commercial Mortgage Pass-Through Certificates 2012-9W57 X IO†	1.399%	#	2/10/2029	8,000	213,412
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	65	64,976
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	410	404,598

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.761%	#	11/17/2026	$30	$30,053
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	427	416,155
Commercial Mortgage Pass-Through Certificates 2013-THL B†	1.758%	#	6/8/2030	225	225,072
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.319%	#	8/10/2047	1,734	139,609
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.111%	#	7/13/2031	750	753,333
Commercial Mortgage Pass-Through Certificates 2014-FL4 XCP IO†	0.472%	#	9/13/2015	1,566	1,913
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.059%	#	6/11/2027	230	229,790
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.042%	#	10/10/2047	58,568	390,297
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.311%	#	6/15/2034	344	344,089
Commercial Mortgage Pass-Through Certificates 2014-SAVA B†	1.911%	#	6/15/2034	275	274,423
Commercial Mortgage Pass-Through Certificates 2014-SAVA C†	2.561%	#	6/15/2034	375	375,283
Commercial Mortgage Pass-Through Certificates 2014-SAVA XCP IO†	3.387%	#	6/15/2034	6,033	298,211
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.114%	#	9/10/2047	3,774	261,573
Commercial Mortgage Trust 2006-GG7 AM	5.819%	#	7/10/2038	1,000	1,054,811
Commercial Mortgage Trust 2007-GG9 A2	5.381%		3/10/2039	290	291,194
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	50	54,130
Credit Suisse Mortgage Capital Certificates 2014-RS1 MRA†	0.511%	#	11/24/2046	1,193	1,118,310
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#	9/15/2037	20,000	1,018,756
DBUBS Mortgage Trust 2011-LC1A A2†	4.528%		11/10/2046	1,000	1,080,254
DBUBS Mortgage Trust 2011-LC1A A3†	5.002%		11/10/2046	1,000	1,129,739
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	956	997,854
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	655	673,280
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	500	542,149
Extended Stay America Trust 2013-ESH7 A27†	2.958%		12/5/2031	710	720,895
Extended Stay America Trust 2013-ESH7 B7†	3.604%		12/5/2031	800	819,390

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(a)	2.181%	#	10/18/2054	$350	$353,809
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.366%	#	12/20/2054	352	349,398
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(a)	0.426%	#	12/20/2054	188	186,528
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(a)	0.366%	#	12/20/2054	66	65,685
Granite Master Issuer plc 2007-2 3A1 (United Kingdom)(a)	0.342%	#	12/17/2054	616	611,677
GS Mortgage Securities Corp. II 2013-KING C†	3.435%	#	12/10/2027	2,250	2,275,676
GS Mortgage Securities Trust 2010-C1 D†	6.041%	#	8/10/2043	100	109,854
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	1,035	1,006,750
H/2 Asset Funding 2014-1 Ltd.	2.101%		3/19/2037	2,000	2,013,198
HILT Mortgage Trust 2014-ORL B†	1.361%	#	7/15/2029	200	200,033
HILT Mortgage Trust 2014-ORL C†	1.761%	#	7/15/2029	750	750,237
HILT Mortgage Trust 2014-ORL XCP IO†	1.104%	#	7/15/2029	1,000	11,514
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466%		6/12/2047	2,500	2,659,987
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	500	531,936
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%		11/15/2043	250	276,761
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%		11/13/2044	100	105,965
JPMorgan Chase Commercial Mortgage Securities Trust 2012-LC9 A2	1.677%		12/15/2047	1,100	1,102,125
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.061%	#	4/15/2027	400	400,152
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	1.411%	#	4/15/2027	250	249,897
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%		2/15/2047	119	122,666
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.288%	#	4/15/2047	1,984	117,111
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284%	#	4/15/2047	1,000	27,432
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	1,383	1,426,591
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	274	282,043

36	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#	6/10/2027	$191	$193,463
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#	6/10/2027	1,487	25,522
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#	6/10/2027	661	2,311
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	2.361%	#	12/15/2030	250	250,515
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	3.261%	#	12/15/2030	500	496,492
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.261%	#	7/15/2031	250	250,727
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 XCP IO†	0.698%	#	5/15/2016	108,350	404,189
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN A†	1.081%	#	6/15/2029	650	649,853
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	1.861%	#	6/15/2029	150	149,608
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN XCP IO†	0.09%		12/15/2015	25,000	21,183
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857%	#	11/14/2027	1,816	1,855,763
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#	11/14/2027	156	158,058
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857%	#	11/14/2027	126	127,996
LB-UBS Commercial Mortgage Trust 2006-C6 AM	5.413%		9/15/2039	1,000	1,062,745
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	1,100	1,166,836
LSTAR Commercial Mortgage Trust 2014-2 A1†	1.519%		1/20/2041	161	160,757
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#	1/20/2041	1,807	65,451
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%		12/12/2049	500	533,422
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	466,589
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.592%	#	4/12/2049	175	186,461
Morgan Stanley Capital I Trust 2007-IQ15 AM	5.908%	#	6/11/2049	813	874,688
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.637%	#	3/15/2045	25,855	2,675,911
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	801	792,936
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#	7/13/2029	100,000	740,490
Motel 6 Trust 2012-MTL6 A2†	1.948%		10/5/2025	100	99,794
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%		1/22/2026	320	341,808

See Notes to Financial Statements.	37

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBP Depositor LLC Trust 2010-OBP A†	4.646%		7/15/2045	$505	$560,372
PFP III Ltd. 2014-1 AS†	1.811%	#	6/14/2031	1,000	998,427
PFP III Ltd. 2014-1 B†	2.511%	#	6/14/2031	1,000	999,084
PFP III Ltd. 2014-1 C†	3.061%	#	6/14/2031	2,000	2,000,479
RAIT Trust 2014-FL2 B†	2.311%	#	5/13/2031	1,000	988,907
RBS Greenwich Capital Mortgage Loan Trust 2010-MB1 A2†	3.686%		4/15/2024	59	59,437
RBSCF Trust 2010-RR3 WBTB†	5.941%	#	2/16/2051	1,500	1,615,690
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.212%	#	4/15/2032	250	250,196
Selkirk Ltd. 1 A†	1.329%		2/20/2041	370	367,118
Sequoia Mortgage Trust 2012-4 A3	2.069%		9/25/2042	396	372,906
TimberStar Trust 1 2006-1A A†	5.668%		10/15/2036	1,600	1,704,842
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%		12/10/2045	1,000	999,934
UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%		3/10/2046	2,100	2,118,208
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	623	645,668
Wachovia Bank Commercial Mortgage Trust 2005-C21 D	5.242%	#	10/15/2044	3,500	3,545,841
Wachovia Bank Commercial Mortgage Trust 2005-C22 AM	5.319%	#	12/15/2044	1,000	1,030,248
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	667	710,493
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%		4/15/2047	2,000	2,137,316
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%		10/15/2045	540	543,970
Wells Fargo Commercial Mortgage Trust 2014-TISH C†	2.005%	#	2/15/2027	250	249,910
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	25	27,030
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	1,000	1,050,741
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	852	856,885
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	1,300	1,312,145
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.241%	#	5/15/2047	3,934	300,318
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.573%	#	5/15/2047	765	38,893
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.609%	#	8/15/2047	15,000	824,333
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.969%	#	9/15/2057	12,977	850,039
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.453%	#	9/15/2057	14,000	538,594
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.727%	#	10/15/2057	7,985	379,631

38	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#	10/15/2057	$5,000	$123,150
Total Non-Agency Commercial Mortgage-Backed Securities (cost $84,281,371)					83,610,877
Total Long-Term Investments (cost $342,577,558)					$341,360,474

SHORT-TERM INVESTMENTS 6.53%

COMMERCIAL PAPER 1.30%

Electric: Integrated 0.53%
Duke Energy Corp.	Zero Coupon		2/17/2015	2,000	1,998,799

Food & Drug Retailers 0.77%
Tesco Treasury Services plc (United Kingdom)(a)	Zero Coupon		8/18/2015	3,000	2,947,170
Total Commercial Paper (cost $4,982,552)					4,945,969

CORPORATE BONDS 5.23%

Banking 1.08%
Amsouth Bank	5.20%		4/1/2015	320	323,220
JPMorgan Chase & Co.	5.15%		10/1/2015	500	513,996
PNC Funding Corp.	5.25%		11/15/2015	1,350	1,399,438
Royal Bank of Scotland Group plc (United Kingdom)(a)	2.55%		9/18/2015	500	505,093
Royal Bank of Scotland Group plc (United Kingdom)(a)	5.05%		1/8/2015	500	500,101
Royal Bank of Scotland plc (The) (United Kingdom)(a)	3.95%		9/21/2015	869	887,043
Total					4,128,891

Chemicals 0.27%
Methanex Corp. (Canada)(a)	6.00%		8/15/2015	1,000	1,030,411

Diversified Capital Goods 0.14%
Leucadia National Corp.	8.125%		9/15/2015	500	523,535

Electric: Distribution/Transportation 0.33%
Pepco Holdings, Inc.	2.70%		10/1/2015	1,250	1,265,277

Electric: Generation 0.05%
TransAlta Corp. (Canada)(a)	4.75%		1/15/2015	179	179,163

See Notes to Financial Statements.	39

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Integrated 1.24%
CenterPoint Energy, Inc.	6.85%	6/1/2015	$500	$512,273
Constellation Energy Group, Inc.	4.55%	6/15/2015	2,796	2,841,463
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	330	338,943
Entergy Corp.	3.625%	9/15/2015	500	507,208
LG&E and KU Energy LLC	2.125%	11/15/2015	500	504,499
Total				4,704,386

Energy: Exploration & Production 0.13%
EQT Corp.	5.00%	10/1/2015	500	513,446

Food: Wholesale 0.07%
Ingredion, Inc.	3.20%	11/1/2015	250	254,233

Gas Distribution 0.33%
Energy Transfer Partners LP	5.95%	2/1/2015	500	501,659
Williams Partners LP	3.80%	2/15/2015	750	752,164
Total				1,253,823

Health Facilities 0.14%
Quest Diagnostics, Inc.	5.45%	11/1/2015	500	517,775

Health Services 0.07%
Express Scripts Holding Co.	2.10%	2/12/2015	260	260,326

Metals/Mining (Excluding Steel) 0.34%
Teck Resources Ltd. (Canada)(a)	5.375%	10/1/2015	1,250	1,283,019

Real Estate Investment Trusts 0.63%
DDR Corp.	5.50%	5/1/2015	500	507,342
Digital Realty Trust LP	4.50%	7/15/2015	445	449,256
Duke Realty LP	7.375%	2/15/2015	630	634,585
Kilroy Realty LP	5.00%	11/3/2015	500	515,607
Liberty Property LP	5.125%	3/2/2015	295	297,050
Total				2,403,840

Support: Services 0.41%
Brambles USA, Inc.†	3.95%	4/1/2015	1,550	1,560,797
Total Corporate Bonds (cost $19,904,255)				19,878,922

40	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.00%
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH XCP IO† (cost $0)	Zero Coupon	#	5/15/2015	$3,320	$50
Total Short-Term Investments (cost $24,886,807)					24,824,941
Total Investments in Securities 96.32% (cost $367,464,365)					366,185,415
Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 3.68%					13,973,832
Net Assets 100.00%					$380,159,247

IO	Interest Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at December 31, 2014.
(c)	Security has been fully or partially segregated to cover margin requirements for open futures contracts and interest rate swaps as of December 31, 2014.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2014:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Argentine peso	Buy	Barclays Bank plc	2/12/2015	18,000,000	$1,988,950	$2,027,883	$38,933
Argentine peso	Buy	Citibank	2/12/2015	58,250,000	6,345,316	6,562,456	217,140
Argentine peso	Buy	Citibank	3/10/2015	188,200,000	20,193,133	20,674,574	481,441
Argentine peso	Buy	J.P. Morgan	1/12/2015	3,815,000	391,483	446,531	55,048
Brazilian real	Buy	Morgan Stanley	3/10/2015	525,000	193,392	194,081	689
Chilean peso	Buy	Bank of America	3/10/2015	13,790,000,000	22,388,181	22,579,085	190,904
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	4,400,000,000	341,748	349,918	8,170
Philippine peso	Buy	Barclays Bank plc	2/12/2015	11,650,000	259,165	259,888	723
Philippine peso	Buy	Barclays Bank plc	2/12/2015	121,000,000	2,684,891	2,699,266	14,375
Philippine peso	Buy	Barclays Bank plc	1/12/2015	6,740,000	149,479	150,614	1,135
Philippine peso	Buy	Barclays Bank plc	1/12/2015	11,700,000	260,840	261,451	611
Philippine peso	Buy	J.P. Morgan	2/12/2015	695,500,000	15,421,286	15,515,203	93,917
Philippine peso	Buy	J.P. Morgan	1/12/2015	10,000,000	222,717	223,462	745
South African rand	Buy	Deutsche Bank	3/10/2015	2,225,000	190,191	190,344	153
South African rand	Buy	J.P. Morgan	3/10/2015	156,900,000	13,392,072	13,422,492	30,420
South Korean won	Buy	Bank of America	2/12/2015	2,050,000,000	1,838,713	1,870,694	31,981
South Korean won	Buy	Goldman Sachs	3/10/2015	10,225,000,000	9,142,116	9,319,733	177,617

See Notes to Financial Statements.	41

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

Open Forward Foreign Currency Exchange Contracts at December 31, 2014: (continued)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
South Korean won	Buy	Morgan Stanley	3/10/2015	295,000,000	$268,128	$268,882	$754
Thai baht	Buy	J.P. Morgan	3/10/2015	595,800,000	17,859,712	18,052,426	192,714
Thai baht	Buy	Morgan Stanley	2/12/2015	52,850,000	1,602,001	1,603,296	1,295
Turkish lira	Buy	Deutsche Bank	3/10/2015	1,090,000	459,869	459,904	35
euro	Sell	Goldman Sachs	1/12/2015	3,055,000	3,853,923	3,696,979	156,944
euro	Sell	J.P. Morgan	3/10/2015	2,040,000	2,508,308	2,469,971	38,337
euro	Sell	J.P. Morgan	1/12/2015	390,000	483,117	471,955	11,162
Malaysian ringgit	Sell	Barclays Bank plc	2/12/2015	1,490,000	443,479	424,097	19,382
Malaysian ringgit	Sell	J.P. Morgan	2/12/2015	18,700,000	5,566,305	5,322,555	243,750
Malaysian ringgit	Sell	J.P. Morgan	2/12/2015	13,425,000	3,866,536	3,821,139	45,397
Singapore dollar	Sell	Deutsche Bank	3/10/2015	4,700,000	3,554,668	3,543,927	10,741
Singapore dollar	Sell	J.P. Morgan	3/10/2015	4,935,000	3,760,158	3,721,123	39,035
Singapore dollar	Sell	Morgan Stanley	2/12/2015	520,000	400,357	392,201	8,156
South Korean won	Sell	Bank of America	1/12/2015	405,000,000	373,778	368,743	5,035
Turkish lira	Sell	Goldman Sachs	1/12/2015	620,000	266,453	264,945	1,508
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,118,247

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Brazilian real	Buy	Barclays Bank plc	2/12/2015	1,365,000	$518,656	$508,264	$(10,392)
Brazilian real	Buy	Goldman Sachs	1/12/2015	9,610,000	3,726,621	3,608,393	(118,228)
Brazilian real	Buy	Goldman Sachs	3/10/2015	2,355,000	887,808	870,593	(17,215)
Brazilian real	Buy	J.P. Morgan	2/12/2015	5,465,000	2,121,836	2,034,918	(86,918)
Brazilian real	Buy	J.P. Morgan	2/12/2015	65,050,000	25,212,201	24,221,663	(990,538)
Brazilian real	Buy	Morgan Stanley	2/12/2015	960,000	372,801	357,460	(15,341)
Brazilian real	Buy	Morgan Stanley	1/12/2015	665,000	259,674	249,696	(9,978)
Chilean peso	Buy	Bank of America	1/12/2015	155,000,000	263,525	255,187	(8,338)
Chilean peso	Buy	Bank of America	2/12/2015	1,460,000,000	2,440,778	2,395,603	(45,175)
Chilean peso	Buy	Goldman Sachs	2/12/2015	2,800,000,000	4,708,019	4,594,306	(113,713)
Colombian peso	Buy	Bank of America	2/12/2015	3,100,000,000	1,433,964	1,302,856	(131,108)
Colombian peso	Buy	Goldman Sachs	3/10/2015	12,815,000,000	5,550,022	5,375,085	(174,937)
Colombian peso	Buy	J.P. Morgan	3/10/2015	810,000,000	344,828	339,744	(5,084)
Colombian peso	Buy	UBS AG	2/12/2015	26,230,000,000	12,483,046	11,023,845	(1,459,201)
Hungarian forint	Buy	Barclays Bank plc	1/12/2015	2,042,000,000	8,406,132	7,804,684	(601,448)
Hungarian forint	Buy	Barclays Bank plc	1/12/2015	46,100,000	186,874	176,198	(10,676)

42	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

Open Forward Foreign Currency Exchange Contracts at December 31, 2014: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Hungarian forint	Buy	Deutsche Bank	1/12/2015	63,400,000	$259,958	$242,320	$(17,638)
Hungarian forint	Buy	Goldman Sachs	2/12/2015	2,765,000,000	11,057,043	10,558,019	(499,024)
Hungarian forint	Buy	Morgan Stanley	2/12/2015	513,000,000	2,084,385	1,958,866	(125,519)
Indian rupee	Buy	Barclays Bank plc	2/12/2015	179,500,000	2,881,405	2,818,781	(62,624)
Indian rupee	Buy	Goldman Sachs	3/10/2015	715,900,000	11,433,910	11,195,066	(238,844)
Indian rupee	Buy	J.P. Morgan	3/10/2015	221,000,000	3,526,296	3,455,943	(70,353)
Indian rupee	Buy	J.P. Morgan	2/12/2015	1,333,000,000	21,405,058	20,932,789	(472,269)
Indonesian rupiah	Buy	Barclays Bank plc	2/12/2015	87,800,000,000	7,100,687	7,019,087	(81,600)
Indonesian rupiah	Buy	J.P. Morgan	1/12/2015	2,750,000,000	224,618	221,619	(2,999)
Indonesian rupiah	Buy	J.P. Morgan	1/12/2015	1,830,000,000	149,620	147,477	(2,143)
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	46,900,000,000	3,753,201	3,729,808	(23,393)
Indonesian rupiah	Buy	J.P. Morgan	2/12/2015	98,800,000,000	8,098,361	7,898,471	(199,890)
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	219,800,000,000	17,572,753	17,479,994	(92,759)
Indonesian rupiah	Buy	J.P. Morgan	3/10/2015	2,400,000,000	191,052	190,864	(188)
Malaysian ringgit	Buy	J.P. Morgan	2/12/2015	20,510,000	5,873,089	5,837,733	(35,356)
Mexican peso	Buy	Deutsche Bank	1/12/2015	2,550,000	187,024	172,764	(14,260)
Mexican peso	Buy	Deutsche Bank	2/12/2015	31,300,000	2,284,484	2,116,522	(167,962)
Mexican peso	Buy	Deutsche Bank	1/12/2015	6,600,000	484,307	447,154	(37,153)
Mexican peso	Buy	J.P. Morgan	2/12/2015	118,230,000	8,655,457	7,994,773	(660,684)
Mexican peso	Buy	J.P. Morgan	2/12/2015	183,000,000	13,415,458	12,374,553	(1,040,905)
Mexican peso	Buy	J.P. Morgan	3/10/2015	27,300,000	1,892,620	1,842,906	(49,714)
Mexican peso	Buy	J.P. Morgan	3/10/2015	6,190,000	418,551	417,860	(691)
Philippine peso	Buy	Bank of America	3/10/2015	713,900,000	15,951,290	15,905,312	(45,978)
Polish zloty	Buy	Barclays Bank plc	1/12/2015	13,870,000	4,174,479	3,916,204	(258,275)
Polish zloty	Buy	Deutsche Bank	1/12/2015	1,245,000	371,241	351,527	(19,714)
Polish zloty	Buy	Deutsche Bank	2/12/2015	5,040,000	1,480,034	1,421,040	(58,994)
Polish zloty	Buy	Goldman Sachs	3/10/2015	1,085,000	319,055	305,574	(13,481)
Polish zloty	Buy	Goldman Sachs	2/12/2015	1,390,000	407,783	391,914	(15,869)
Polish zloty	Buy	J.P. Morgan	2/12/2015	50,650,000	14,856,827	14,280,891	(575,936)
Russian ruble	Buy	Barclays Bank plc	1/13/2015	15,800,000	371,211	260,082	(111,129)
Russian ruble	Buy	Barclays Bank plc	2/12/2015	73,000,000	1,562,517	1,232,148	(330,369)
Russian ruble	Buy	J.P. Morgan	3/10/2015	964,100,000	17,277,778	16,045,526	(1,232,252)
Russian ruble	Buy	J.P. Morgan	1/13/2015	166,000,000	3,855,086	2,732,510	(1,122,576)
Russian ruble	Buy	J.P. Morgan	2/12/2015	21,400,000	444,352	361,205	(83,147)
Russian ruble	Buy	Morgan Stanley	3/10/2015	29,750,000	496,532	495,130	(1,402)
South African rand	Buy	Deutsche Bank	2/12/2015	16,900,000	1,521,770	1,452,062	(69,708)
South African rand	Buy	Goldman Sachs	2/12/2015	6,330,000	561,992	543,879	(18,113)

See Notes to Financial Statements.	43

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

Open Forward Foreign Currency Exchange Contracts at December 31, 2014: (concluded)

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
South African rand	Buy	Morgan Stanley	2/12/2015	44,100,000	$3,867,006	$3,789,107	$(77,899)
South Korean won	Buy	Barclays Bank plc	1/12/2015	275,000,000	258,841	250,381	(8,460)
South Korean won	Buy	Barclays Bank plc	2/12/2015	13,800,000,000	12,679,162	12,592,964	(86,198)
South Korean won	Buy	J.P. Morgan	1/12/2015	2,075,000,000	1,937,297	1,889,239	(48,058)
South Korean won	Buy	J.P. Morgan	1/12/2015	235,000,000	224,320	213,962	(10,358)
South Korean won	Buy	J.P. Morgan	2/12/2015	325,000,000	299,882	296,573	(3,309)
Thai baht	Buy	Bank of America	1/12/2015	7,325,000	224,935	222,574	(2,361)
Turkish lira	Buy	Barclays Bank plc	2/12/2015	5,065,000	2,243,698	2,149,005	(94,693)
Turkish lira	Buy	Deutsche Bank	1/12/2015	20,612,500	8,920,526	8,808,354	(112,172)
Turkish lira	Buy	Deutsche Bank	1/12/2015	595,000	257,678	254,262	(3,416)
Turkish lira	Buy	Deutsche Bank	2/12/2015	12,350,000	5,361,192	5,239,923	(121,269)
Turkish lira	Buy	Deutsche Bank	3/10/2015	8,845,000	3,877,474	3,731,977	(145,497)
Turkish lira	Buy	Deutsche Bank	1/12/2015	595,000	261,971	254,262	(7,709)
Turkish lira	Buy	Deutsche Bank	1/12/2015	20,612,500	8,914,030	8,808,354	(105,676)
Turkish lira	Buy	Goldman Sachs	1/12/2015	16,550,000	7,228,924	7,072,323	(156,601)
Turkish lira	Buy	J.P. Morgan	3/10/2015	630,000	269,165	265,816	(3,349)
Turkish lira	Buy	J.P. Morgan	3/10/2015	1,810,000	787,033	763,694	(23,339)
Turkish lira	Buy	Morgan Stanley	2/12/2015	855,000	374,221	362,764	(11,457)
Argentine peso	Sell	J.P. Morgan	2/12/2015	3,910,000	432,044	440,501	(8,457)
Colombian peso	Sell	Morgan Stanley	2/12/2015	810,000,000	337,366	340,424	(3,058)
Indian rupee	Sell	J.P. Morgan	2/12/2015	358,200,000	5,568,078	5,625,000	(56,922)
Indonesian rupiah	Sell	Bank of America	1/12/2015	4,580,000,000	367,931	369,096	(1,165)
Mexican peso	Sell	Deutsche Bank	1/12/2015	6,090,000	412,573	412,601	(28)
South African rand	Sell	UBS AG	2/12/2015	6,220,000	532,166	534,427	(2,261)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(12,744,913)

Open Futures Contracts at December 31, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. 2-Year Treasury Note	March 2015	139	Short	$(30,384,531)	$34,825

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 5-Year Treasury Note	March 2015	407	Short	$(48,404,383)	$(50,602)
U.S. 10-Year Treasury Note	March 2015	74	Short	(9,382,969)	(70,080)
Totals				$(57,787,352)	$(120,682)

44	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2014

Credit Default Swaps on Indexes - Sell Protection at December 31, 2014(1):

								Credit
								Default
								Swap
			Original	Current				Agreements
Referenced	Fund	Termination	Notional	Notional	Fair	Payments	Unrealized	Payable at
Index	Receives	Date	Amount	Amount	Value(2)	Upfront(3)	Appreciation(4)	Fair Value(5)
Markit CMBX.
NA.AAA.2(6)	.07%	3/15/2049	$500,000	$462,775	$496,875	$11,816	$8,691	$3,125
Markit CMBX.
NA.AAA.3(6)	.08%	12/13/2049	1,000,000	961,073	992,500	34,307	26,807	7,500
Markit CMBX.
NA.AAA.2(7)	.07%	3/15/2049	500,000	462,775	496,875	13,583	10,458	3,125
Markit CMBX.
NA.AAA.2(8)	.07%	3/15/2049	1,300,000	1,203,216	1,291,875	67,868	59,743	8,125
						$127,574	$105,699	$21,875

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(n)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $105,699. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Credit Suisse.
(7)	Swap Counterparty: Morgan Stanley.
(8)	Swap Counterparty: UBS AG.

Open Interest Rate Swap Contracts at December 31, 2014:

Periodic	Periodic
Payments	Payments
to be Made	to be Received	Termination	Notional	Fair	Unrealized
By The Fund	By The Fund	Date	Amount	Value	Depreciation
0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,966,528	$(33,472)
0.539%	3-Month LIBOR Index	1/10/2016	13,000,000	12,987,633	(12,367)
0.7825%	3-Month LIBOR Index	10/6/2016	23,000,000	22,998,627	(1,373)
Total					$(47,212)

See Notes to Financial Statements.	45

Schedule of Investments (concluded)

EMERGING MARKETS CURRENCY FUND December 31, 2014

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$79,322,819	$–	$79,322,819
Corporate Bonds	–	137,535,887	–	137,535,887
Floating Rate Loans(4)
Pharmaceuticals	–	4,725,307	273,987	4,999,294
Remaining Industries	–	29,133,131	–	29,133,131
Foreign Government Obligation	–	213,111	–	213,111
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	8,117,865	–	8,117,865
Government Sponsored Enterprises Pass-Throughs	–	17,550,705	–	17,550,705
Municipal Bond	–	755,707	–	755,707
Non-Agency Commercial
Mortgage-Backed Securities	–	83,610,927	–	83,610,927
Commercial Paper	–	4,945,969	–	4,945,969
Total	$–	$365,911,428	$273,987	$366,185,415
Other Financial Instruments
Credit Default Swaps
Assets	$–	$–	$–	$–
Liabilities	–	(21,875)	–	(21,875)
Forward Foreign Currency Exchange Contracts
Assets	–	2,118,247	–	2,118,247
Liabilities	–	(12,744,913)	–	(12,744,913)
Futures Contracts
Assets	34,825	–	–	34,825
Liabilities	(120,682)	–	–	(120,682)
Interest Rate Swaps
Assets	–	–	–	–
Liabilities	–	(47,212)	–	(47,212)
Total	$(85,857)	$(10,695,753)	$–	$(10,781,610)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierachy.
(3)	There were no level transfers during the fiscal year ended December 31, 2014.
(4)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Floating
Investment Type	Rate Loans
Balance as of January 1, 2014	$–
Accrued discounts/premiums	(58)
Realized gain (loss)	(78)
Change in unrealized appreciation/depreciation	(594)
Purchases	310,460
Sales	(35,743)
Net transfers in or out of Level 3	–
Balance as of December 31, 2014	$273,987

46	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 89.87%

FOREIGN CORPORATE BONDS(a) 9.59%

Brazil 1.02%

Banks: Regional
Banco do Brasil SA	9.75%	7/18/2017	BRL 155	$55,394
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL 160	58,837
Total				114,231

Colombia 1.06%

Electric: Power
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP 290,000	118,514

Luxembourg 1.03%

Banks: Regional
Russian Agricultural Bank OJSC Via RSHB
Capital SA†	8.625%	2/17/2017	RUB 3,300	43,267
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB 5,000	72,016
Total				115,283

Mexico 3.44%

Media 0.85%
Grupo Televisa SAB	8.49%	5/11/2037	MXN 1,400	94,969

Oil: Integrated International 1.77%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN 2,750	199,422

Telecommunications 0.82%
America Movil SAB de CV	9.00%	1/15/2016	MXN 1,300	92,550
Total				386,941

South Africa 1.97%

Electric: Power 1.25%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR 800	48,172
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR 1,000	92,246
Total				140,418

Transportation: Miscellaneous 0.72%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR 1,000	81,168
Total				221,586

See Notes to Financial Statements.	47

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Turkey 1.07%

Banks: Regional
Akbank TAS†	7.50%	2/5/2018	TRY 305	$120,239
Total Foreign Corporate Bonds (cost $1,381,702)				1,076,794

FOREIGN GOVERNMENT OBLIGATIONS(a) 80.28%

Brazil 10.02%
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL 905	301,440
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2016	BRL 930	291,386
Brazil Letras do Tesouro Nacional	Zero Coupon	7/1/2018	BRL 275	68,100
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL 750	269,454
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL 440	149,922
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL 137	45,830
Total				1,126,132

Chile 0.81%
Bonos del Banco Central de Chile en Pesos	6.00%	1/1/2015	CLP 55,000	90,625

Colombia 5.85%
Colombian TES Series B	6.00%	4/28/2028	COP 528,000	193,893
Colombian TES Series B	7.00%	5/4/2022	COP 405,000	172,123
Colombian TES Series B	11.00%	7/24/2020	COP 295,000	151,329
Republic of Colombia	12.00%	10/22/2015	COP 316,000	140,116
Total				657,461

Hungary 4.66%
Hungary Government Bond	5.50%	12/22/2016	HUF 42,500	173,649
Hungary Government Bond	5.50%	12/20/2018	HUF 23,000	96,410
Hungary Government Bond	6.00%	11/24/2023	HUF 35,100	159,565
Hungary Government Bond	7.50%	11/12/2020	HUF 20,100	94,072
Total				523,696

Indonesia 9.92%
Indonesia Treasury Bond	7.00%	5/15/2022	IDR 2,260,000	175,920
Indonesia Treasury Bond	7.375%	9/15/2016	IDR 2,850,000	229,197
Indonesia Treasury Bond	9.50%	7/15/2031	IDR 4,589,000	412,213
Indonesia Treasury Bond	10.00%	2/15/2028	IDR 3,245,000	297,495
Total				1,114,825

Malaysia 4.01%
Malaysia Government Bond	3.48%	3/15/2023	MYR 370	101,072
Malaysia Government Bond	3.844%	4/15/2033	MYR 225	59,118

48	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Malaysia (continued)
Malaysia Government Bond	4.012%	9/15/2017	MYR 312	$90,030
Malaysia Government Bond	4.16%	7/15/2021	MYR 365	105,090
Malaysia Government Bond	4.378%	11/29/2019	MYR 325	94,918
Total				450,228

Mexico 4.89%
Mexican Bonos	7.75%	5/29/2031	MXN 1,200	92,559
Mexican Bonos	7.75%	11/13/2042	MXN 1,500	117,335
Mexican Bonos	8.00%	12/7/2023	MXN 1,700	132,655
Mexican Bonos	8.50%	5/31/2029	MXN 1,020	83,712
Mexican Bonos	8.50%	11/18/2038	MXN 1,470	123,696
Total				549,957

Nigeria 1.04%
Nigeria Government Bond	13.05%	8/16/2016	NGN 21,900	116,501

Peru 2.80%
Peru Government Bond	6.85%	2/12/2042	PEN 132	44,902
Peru Government Bond	8.60%	8/12/2017	PEN 720	269,269
Total				314,171

Philippines 1.04%
Republic of Philippines	4.95%	1/15/2021	PHP 5,000	116,526

Poland 3.40%
Poland Government Bond	5.00%	4/25/2016	PLN 380	111,749
Poland Government Bond	5.25%	10/25/2020	PLN 155	50,957
Poland Government Bond	5.75%	9/23/2022	PLN 628	219,890
Total				382,596

Romania 4.55%
Romania Government Bond	5.60%	11/28/2018	RON 850	256,853
Romania Government Bond	5.85%	4/26/2023	RON 810	254,644
Total				511,497

Russia 3.48%
Russian Federal Bond – OFZ	7.40%	4/19/2017	RUB 12,000	169,383
Russian Federal Bond – OFZ	7.50%	3/15/2018	RUB 7,700	102,983
Russian Federal Bond – OFZ	7.60%	4/14/2021	RUB 6,785	79,856
Russian Federal Bond – OFZ	8.15%	2/3/2027	RUB 3,320	38,802
Total				391,024

See Notes to Financial Statements.	49

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
South Africa 7.57%
Republic of South Africa	6.25%	3/31/2036	ZAR 5,180	$347,692
Republic of South Africa	7.00%	2/28/2031	ZAR 3,120	235,756
Republic of South Africa	7.25%	1/15/2020	ZAR 930	79,602
Republic of South Africa	10.50%	12/21/2026	ZAR 1,800	187,329
Total				850,379

Thailand 9.97%
Bank of Thailand	3.05%	7/23/2016	THB 5,900	182,079
Thailand Government Bond	3.58%	12/17/2027	THB 4,820	153,611
Thailand Government Bond	3.625%	6/16/2023	THB 9,325	304,403
Thailand Government Bond	3.65%	12/17/2021	THB 12,875	418,025
Thailand Government Bond	3.875%	6/13/2019	THB 1,910	61,751
Total				1,119,869

Turkey 6.27%
Turkey Government Bond	7.10%	3/8/2023	TRY 733	300,007
Turkey Government Bond	9.00%	1/27/2016	TRY 797	344,978
Turkey Government Bond	10.50%	1/15/2020	TRY 124	59,038
Total				704,023
Total Foreign Government Obligations (cost $10,208,630)				9,019,510
Total Long-Term Investments (cost $11,590,332)				10,096,304

SHORT-TERM INVESTMENTS 1.34%

FOREIGN CORPORATE BONDS(a)

Malaysia

Banks: Regional
Bank Negara Malaysia Monetary Notes	Zero Coupon	1/20/2015	MYR 456	130,202
Bank Negara Malaysia Monetary Notes	Zero Coupon	4/23/2015	MYR 73	20,665
Total Foreign Corporate Bonds (cost $165,389)				150,867
Total Investments in Securities 91.21% (cost $11,755,721)				10,247,171
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 8.79%				988,098
Net Assets 100.00%				$11,235,269

50	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Buy	Goldman Sachs	3/23/2015	2,665,000,000	$208,190	$211,529	$3,339
Mexican peso	Buy	Bank of America	1/28/2015	950,000	64,090	64,301	211
Mexican peso	Buy	Citibank	3/23/2015	1,655,000	111,598	111,635	37
Russian ruble	Buy	Bank of America	3/2/2015	610,000	10,170	10,201	31
Russian ruble	Buy	Morgan Stanley	3/2/2015	5,305,000	79,774	88,711	8,937
Thai baht	Buy	Bank of America	2/25/2015	4,335,000	130,967	131,427	460
Thai baht	Buy	Bank of America	2/25/2015	380,000	11,456	11,521	65
Thai baht	Buy	Bank of America	2/25/2015	775,000	23,263	23,496	233
Brazilian real	Sell	Goldman Sachs	2/5/2015	297,000	115,698	110,800	4,898
Chilean peso	Sell	Bank of America	1/28/2015	56,650,000	96,156	93,093	3,063
Colombian peso	Sell	Morgan Stanley	3/2/2015	163,700,000	73,449	68,704	4,745
euro	Sell	Bank of America	3/26/2015	58,900	73,338	71,324	2,014
euro	Sell	Goldman Sachs	3/26/2015	86,000	108,485	104,140	4,345
euro	Sell	Morgan Stanley	3/26/2015	27,000	33,196	32,695	501
Hungarian forint	Sell	Citibank	1/22/2015	23,450,000	97,358	89,600	7,758
Hungarian forint	Sell	Morgan Stanley	1/22/2015	26,425,000	108,393	100,967	7,426
Hungarian forint	Sell	Morgan Stanley	4/22/2015	14,250,000	55,635	54,316	1,319
Hungarian forint	Sell	Morgan Stanley	1/22/2015	22,550,000	90,389	86,161	4,228
Indonesian rupiah	Sell	Morgan Stanley	1/9/2015	2,310,000,000	189,655	186,312	3,343
Malaysian ringgit	Sell	Goldman Sachs	1/9/2015	527,000	157,226	150,642	6,584
Malaysian ringgit	Sell	Morgan Stanley	1/9/2015	327,000	94,452	93,472	980
Malaysian ringgit	Sell	Morgan Stanley	1/9/2015	107,000	32,371	30,586	1,785

See Notes to Financial Statements.	51

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

Open Forward Foreign Currency Exchange Contracts at December 31, 2014: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Sell	Bank of America	1/9/2015	835,000	$ 61,931	$56,582	$5,349
Mexican peso	Sell	Morgan Stanley	1/28/2015	1,405,000	103,297	95,097	8,200
Peruvian Nuevo sol	Sell	Bank of America	3/20/2015	375,000	125,376	123,733	1,643
Peruvian Nuevo sol	Sell	Morgan Stanley	2/5/2015	458,000	153,928	152,514	1,414
Polish zloty	Sell	Deutsche Bank AG	2/18/2015	38,000	11,289	10,711	578
Polish zloty	Sell	Goldman Sachs	2/18/2015	76,000	22,459	21,423	1,036
Romanian new leu	Sell	Bank of America	4/7/2015	170,000	46,393	45,780	613
Romanian new leu	Sell	Bank of America	1/7/2015	193,000	54,446	52,098	2,348
Romanian new leu	Sell	Citibank	1/7/2015	827,000	233,293	223,237	10,056
Romanian new leu	Sell	Citibank	1/7/2015	370,000	103,636	99,876	3,760
Russian ruble	Sell	Morgan Stanley	3/2/2015	730,000	14,294	12,207	2,087
Singapore dollar	Sell	Citibank	3/5/2015	47,000	35,732	35,441	291
Singapore dollar	Sell	Deutsche Bank AG	3/5/2015	264,000	201,107	199,073	2,034
South African rand	Sell	Bank of America	2/12/2015	402,000	35,937	34,540	1,397
South African rand	Sell	Citibank	2/12/2015	1,075,000	97,158	92,365	4,793
South African rand	Sell	Citibank	2/12/2015	763,000	66,242	65,558	684
Thai baht	Sell	Bank of America	2/25/2015	14,810,000	449,196	449,004	192
Turkish lira	Sell	Deutsche Bank AG	2/12/2015	86,000	38,266	36,489	1,777
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$114,554

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	Morgan Stanley	2/5/2015	618,000	$230,588	$230,554	$(34)
Chilean peso	Buy	Bank of America	1/28/2015	56,650,000	94,669	93,093	(1,576)
euro	Buy	Deutsche Bank AG	3/26/2015	14,000	17,506	16,953	(553)
Hungarian forint	Buy	Citibank	1/22/2015	12,880,000	51,389	49,213	(2,176)
Hungarian forint	Buy	Deutsche Bank AG	2/17/2015	4,650,000	18,600	17,753	(847)
Hungarian forint	Buy	Deutsche Bank AG	1/22/2015	27,100,000	103,602	103,546	(56)
Hungarian forint	Buy	Morgan Stanley	1/22/2015	23,350,000	94,541	89,217	(5,324)
Hungarian forint	Buy	Morgan Stanley	1/22/2015	4,750,000	19,260	18,149	(1,111)
Indian rupee	Buy	Bank of America	1/20/2015	5,820,000	93,488	91,858	(1,630)
Indian rupee	Buy	Goldman Sachs	1/20/2015	1,690,000	26,699	26,674	(25)
Indian rupee	Buy	Goldman Sachs	1/20/2015	12,950,000	206,342	204,393	(1,949)
Indonesian rupiah	Buy	Bank of America	1/9/2015	101,400,000	8,242	8,178	(64)
Indonesian rupiah	Buy	Goldman Sachs	1/9/2015	375,500,000	30,369	30,286	(83)
Indonesian rupiah	Buy	Goldman Sachs	1/9/2015	1,996,500,000	164,574	161,027	(3,547)
Indonesian rupiah	Buy	Morgan Stanley	1/9/2015	1,368,600,000	110,725	110,384	(341)
Malaysian ringgit	Buy	Goldman Sachs	4/9/2015	506,000	144,374	143,302	(1,072)

52	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

Open Forward Foreign Currency Exchange Contracts at December 31, 2014: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Malaysian ringgit	Buy	Goldman Sachs	1/9/2015	90,000	$ 27,022	$25,726	$(1,296)
Malaysian ringgit	Buy	Goldman Sachs	1/9/2015	137,000	41,894	39,161	(2,733)
Malaysian ringgit	Buy	Goldman Sachs	1/9/2015	38,000	11,150	10,862	(288)
Malaysian ringgit	Buy	Morgan Stanley	1/9/2015	470,000	142,987	134,348	(8,639)
Malaysian ringgit	Buy	Morgan Stanley	1/9/2015	670,000	202,774	191,518	(11,256)
Malaysian ringgit	Buy	Morgan Stanley	4/9/2015	580,000	165,711	164,259	(1,452)
Mexican peso	Buy	Bank of America	3/23/2015	800,000	54,666	53,963	(703)
Mexican peso	Buy	Bank of America	3/23/2015	275,000	18,770	18,550	(220)
Mexican peso	Buy	Bank of America	1/9/2015	835,000	61,597	56,582	(5,015)
Mexican peso	Buy	Citibank	1/28/2015	225,000	15,417	15,229	(188)
Mexican peso	Buy	Deutsche Bank AG	1/28/2015	230,000	16,470	15,568	(902)
Peruvian Nuevo sol	Buy	Goldman Sachs	2/5/2015	70,000	23,811	23,310	(501)
Peruvian Nuevo sol	Buy	Morgan Stanley	2/5/2015	293,000	99,188	97,569	(1,619)
Peruvian Nuevo sol	Buy	Morgan Stanley	2/5/2015	95,000	32,127	31,635	(492)
Peruvian Nuevo sol	Buy	Morgan Stanley	3/20/2015	40,000	13,245	13,198	(47)
Philippine peso	Buy	Bank of America	3/10/2015	1,200,000	26,813	26,735	(78)
Philippine peso	Buy	Goldman Sachs	3/10/2015	750,000	16,718	16,710	(8)
Philippine peso	Buy	Morgan Stanley	3/10/2015	5,165,000	115,187	115,073	(114)
Polish zloty	Buy	Citibank	2/18/2015	347,000	102,786	97,812	(4,974)
Polish zloty	Buy	Deutsche Bank AG	2/18/2015	613,000	176,763	172,792	(3,971)
Polish zloty	Buy	Goldman Sachs	2/18/2015	1,356,000	398,917	382,228	(16,689)
Polish zloty	Buy	Morgan Stanley	2/18/2015	52,000	15,363	14,658	(705)
Romanian new leu	Buy	Deutsche Bank AG	1/7/2015	222,000	61,906	59,926	(1,980)
Romanian new leu	Buy	Goldman Sachs	1/7/2015	115,000	32,185	31,043	(1,142)
Singapore dollar	Buy	Citibank	3/5/2015	19,000	14,556	14,327	(229)
South African rand	Buy	Deutsche Bank AG	2/12/2015	65,000	5,598	5,585	(13)
South African rand	Buy	Goldman Sachs	2/12/2015	315,000	27,645	27,065	(580)
Turkish lira	Buy	Bank of America	2/12/2015	335,000	145,395	142,136	(3,259)
Turkish lira	Buy	Citibank	2/12/2015	198,000	87,211	84,008	(3,203)
Turkish lira	Buy	Goldman Sachs	2/12/2015	602,000	256,112	255,420	(692)
Turkish lira	Buy	Goldman Sachs	2/12/2015	483,000	209,497	204,930	(4,567)
Turkish lira	Buy	Morgan Stanley	2/12/2015	15,000	6,670	6,364	(306)
Colombian peso	Sell	Morgan Stanley	3/2/2015	43,175,000	17,725	18,120	(395)
euro	Sell	Deutsche Bank AG	3/26/2015	4,600	5,570	5,570	–
Indian rupee	Sell	Bank of America	1/20/2015	900,000	13,969	14,205	(236)
Indian rupee	Sell	Goldman Sachs	1/20/2015	8,940,000	139,489	141,102	(1,613)
Indonesian rupiah	Sell	Bank of America	1/9/2015	900,000,000	71,379	72,589	(1,210)
Indonesian rupiah	Sell	Bank of America	1/9/2015	387,000,000	30,139	31,213	(1,074)
Indonesian rupiah	Sell	Goldman Sachs	1/9/2015	245,000,000	19,550	19,760	(210)
Indonesian rupiah	Sell	Morgan Stanley	3/23/2015	1,375,000,000	107,150	109,138	(1,988)

See Notes to Financial Statements.	53

Schedule of Investments (concluded)

EMERGING MARKETS LOCAL BOND FUND December 31, 2014

Open Forward Foreign Currency Exchange Contracts at December 31, 2014: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Malaysian ringgit	Sell	Goldman Sachs	1/9/2015	49,000	$ 14,000	$14,007	$(7)
Malaysian ringgit	Sell	Goldman Sachs	1/9/2015	51,000	14,542	14,578	(36)
Polish zloty	Sell	Deutsche Bank AG	2/18/2015	52,000	14,646	14,658	(12)
Singapore dollar	Sell	Deutsche Bank AG	3/5/2015	6,000	4,521	4,524	(3)
South African rand	Sell	Bank of America	2/12/2015	120,000	10,275	10,311	(36)
South African rand	Sell	Citibank	2/12/2015	185,000	15,693	15,895	(202)
Thai baht	Sell	Bank of America	2/25/2015	6,500,000	195,430	197,065	(1,635)
Thai baht	Sell	Bank of America	2/25/2015	1,530,000	46,256	46,386	(130)
Turkish lira	Sell	Deutsche Bank AG	2/12/2015	52,000	22,006	22,063	(57)
Turkish lira	Sell	Goldman Sachs	2/12/2015	49,000	20,411	20,790	(379)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(107,472)

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$–	$1,227,661	$–	$1,227,661
Foreign Government Obligations	–	9,019,510	–	9,019,510
Total	$–	$10,247,171	$–	$10,247,171
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$114,554	$–	$114,554
Liabilities	–	(107,472)	–	(107,472)
Total	$–	$7,082	$–	$7,082

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the fiscal year ended December 31, 2014.

54	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	201,757	$3,291
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I(c)	101	2
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I(c)	1,641,685	35,214
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund – Class I(d)	7,591,673	43,652
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund – Class I*(e)	242,925	5,468
Lord Abbett Investment Trust-High Yield Fund – Class I(f)	7,076,807	53,005
Lord Abbett Securities Trust-International Dividend Income Fund – Class I(g)	13,131,186	104,393
Lord Abbett Mid Cap Stock Fund, Inc. – Class I(h)	1,367,113	35,108
Total Investments in Underlying Funds (cost $281,130,280)		280,133
Other Assets in Excess of Liabilities(i) 0.11%		310
Net Assets 100.00%		$280,443

*	Non-income producing security.
(a)	Affiliated issuers (See Note 12).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	Bank of America	2/27/2015	1,630,000	$1,381,454	$1,325,618	$55,836
Australian dollar	Sell	Bank of America	2/27/2015	565,000	467,273	459,494	7,779
Australian dollar	Sell	Citibank	2/27/2015	527,000	445,358	428,590	16,768
Australian dollar	Sell	Goldman Sachs	2/27/2015	1,135,000	940,802	923,053	17,749
Australian dollar	Sell	Goldman Sachs	2/27/2015	554,000	452,819	450,548	2,271
British pound	Sell	Goldman Sachs	2/27/2015	240,000	377,024	373,907	3,117
British pound	Sell	Morgan Stanley	2/27/2015	710,000	1,114,598	1,106,142	8,456
British pound	Sell	Morgan Stanley	2/27/2015	228,000	358,628	355,211	3,417
British pound	Sell	Morgan Stanley	2/27/2015	485,000	760,993	755,604	5,389
British pound	Sell	Morgan Stanley	2/27/2015	232,000	365,204	361,443	3,761
euro	Sell	Bank of America	2/27/2015	437,000	545,367	529,059	16,308

See Notes to Financial Statements.	55

Schedule of Investments (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2014

Open Forward Foreign Currency Exchange Contracts at December 31, 2014: (concluded)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Goldman Sachs	2/27/2015	930,000	$1,154,848	$1,125,916	$28,932
euro	Sell	Morgan Stanley	2/27/2015	1,355,000	1,691,706	1,640,447	51,259
euro	Sell	Morgan Stanley	2/27/2015	465,000	578,270	562,958	15,312
euro	Sell	Morgan Stanley	2/27/2015	444,000	555,501	537,534	17,967
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$254,321

Open Futures Contracts at December 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2015	5	Long	$513,100	$ 10,860

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2015	54	Short	$(6,847,031)	$(49,944)

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$280,133	$–	$–	$280,133
Total	$280,133	$–	$–	$280,133
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$254	$–	$254
Liabilities	–	–	–	–
Futures Contracts
Assets	11	–	–	11
Liabilities	(50)	–	–	(50)
Total	$(39)	$254	$–	$215

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the fiscal year ended December 31, 2014.

56	See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2014

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
ASSETS:
Investments in securities, at cost	$12,489,553	$367,464,365
Investments in securities, at fair value	$12,460,425	$366,185,415
Foreign cash, at value (cost $0 and $16,499, respectively)	–	16,142
Cash	176,169	10,938,505
Deposits with brokers for derivatives collateral	6,000	12,270,000
Receivables:
Interest and dividends	173,641	2,446,983
Capital shares sold	50,604	2,422,569
Investment securities sold	200,650	1,020,057
From advisor (See Note 3)	3,820	–
Variation margin for interest rate swaps	–	2,796
Unrealized appreciation on forward foreign currency exchange contracts	25,474	2,118,247
Prepaid expenses	28,150	23,938
Total assets	13,124,933	397,444,652
LIABILITIES:
Payables:
Investment securities purchased	279,303	1,597,499
Capital shares reacquired	1,995	1,375,893
Management fee	–	162,164
Directors’ fees	371	67,977
To affiliates (See Note 3)	–	67,473
12b-1 distribution fees	2,180	23,500
Fund administration	–	12,973
Variation margin for futures contracts	1,102	86,388
Unrealized depreciation on forward foreign currency exchange contracts	16,648	12,744,913
Credit default swap agreements payable, at fair value (including upfront payments received of $0 and $127,574)	–	21,875
Distributions payable	50,801	977,946
Accrued expenses	37,420	146,804
Total liabilities	389,820	17,285,405
NET ASSETS	$12,735,113	$380,159,247
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,908,513	$437,568,674
Undistributed (distributions in excess of) net investment income	466	(4,253,612)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(149,856)	(41,221,125)
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(24,010)	(11,934,690)
Net Assets	$12,735,113	$380,159,247

See Notes to Financial Statements.	57

Statements of Assets and Liabilities (continued)

December 31, 2014

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund
Net assets by class:
Class A Shares	$6,744,509	$30,553,944
Class B Shares	–	$350,307
Class C Shares	$473,269	$9,674,965
Class F Shares	$169,707	$21,550,261
Class I Shares	$5,133,729	$317,392,615
Class P Shares	–	$3,182
Class R2 Shares	$106,947	$110,070
Class R3 Shares	$106,952	$523,903
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	454,087	5,303,493
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	–	60,523
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	31,867	1,669,649
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	11,425	3,743,151
Class I Shares (85 and 100 million shares of common stock authorized, $.001 par value)	345,638	55,206,791
Class P Shares (0 and 20 million shares of common stock authorized, $.001 par value)	–	552
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,201	19,070
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,201	91,160
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.85	$5.76
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.19	$5.89
Class B Shares-Net asset value	–	$5.79
Class C Shares-Net asset value	$14.85	$5.79
Class F Shares-Net asset value	$14.85	$5.76
Class I Shares-Net asset value	$14.85	$5.75
Class P Shares-Net asset value	–	$5.76
Class R2 Shares-Net asset value	$14.85	$5.77
Class R3 Shares-Net asset value	$14.85	$5.75

58	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

December 31, 2014

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund
ASSETS:
Investments in securities, at cost	$11,755,721	$281,130,280
Investments in securities, at fair value	$10,247,171	$280,132,961
Foreign cash, at value (cost $26,410 and $0, respectively)	25,056	–
Cash	777,347	–
Deposits with brokers for futures collateral	–	87,800
Receivables:
Interest and dividends	194,698	825,397
Capital shares sold	52,072	2,735,177
Investment securities sold	–	613,590
From affiliate (See Note 3)	–	105,622
From advisor (See Note 3)	6,026	–
Unrealized appreciation on forward foreign currency exchange contracts	114,554	254,321
Prepaid expenses	20,644	21,227
Total assets	11,437,568	284,776,095
LIABILITIES:
Payables:
To bank	–	511,814
Investment securities purchased	254	812,459
Capital shares reacquired	10,352	678,056
Management fee	–	24,014
Directors’ fees	451	43,848
12b-1 distribution fees	1,941	88,656
Fund administration	–	–
Variation margin	–	17,887
Unrealized depreciation on forward foreign currency exchange contracts	107,472	–
Distributions payable	23,746	2,034,314
Accrued expenses	58,083	121,893
Total liabilities	202,299	4,332,941
NET ASSETS	$11,235,269	$280,443,154
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,873,693	$275,043,266
Distributions in excess of net investment income	(49,486)	(23,579)
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(70,599)	6,205,697
Net unrealized depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,518,339)	(782,230)
Net Assets	$11,235,269	$280,443,154

See Notes to Financial Statements.	59

Statements of Assets and Liabilities (concluded)

December 31, 2014

	Emerging Markets	Multi-Asset
	Local Bond	Global Opportunity
	Fund	Fund
Net assets by class:
Class A Shares	$8,345,106	$167,386,599
Class B Shares	–	$4,532,688
Class C Shares	$395,883	$45,989,680
Class F Shares	$179,447	$12,884,565
Class I Shares	$2,130,129	$42,754,218
Class R2 Shares	$92,328	$115,543
Class R3 Shares	$92,376	$6,779,861
Outstanding shares by class:
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	662,124	13,897,257
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	–	412,094
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	31,421	4,180,824
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	14,244	1,069,442
Class I Shares (85 and 15 million shares of common stock authorized, $.001 par value)	169,068	3,527,525
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,329	9,413
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	7,333	559,829
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.60	$12.04
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$12.89	$12.32
Class B Shares-Net asset value	–	$11.00
Class C Shares-Net asset value	$12.60	$11.00
Class F Shares-Net asset value	$12.60	$12.05
Class I Shares-Net asset value	$12.60	$12.12
Class R2 Shares-Net asset value	$12.60	$12.27
Class R3 Shares-Net asset value	$12.60	$12.11

60	See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2014

	Emerging Markets	Emerging Markets
	Corporate Debt	Currency
	Fund	Fund
Investment income:
Interest and other (net of foreign withholding taxes of $178 and $0, respectively)	$624,621	$8,805,845
Total investment income	624,621	8,805,845
Expenses:
Management fee	82,626	2,318,711
12b-1 distribution plan-Class A	12,377	82,598
12b-1 distribution plan-Class B	–	5,098
12b-1 distribution plan-Class C	2,158	112,026
12b-1 distribution plan-Class F	125	31,023
12b-1 distribution plan-Class P	–	26
12b-1 distribution plan-Class R2	633	1,095
12b-1 distribution plan-Class R3	527	2,490
Shareholder servicing	8,442	201,054
Professional	57,697	100,918
Reports to shareholders	6,127	73,212
Fund administration	4,721	185,497
Custody	5,067	61,467
Offering costs	36,269	–
Directors’ fees	480	21,055
Registration	77,516	82,815
Subsidy (See Note 3)	–	536,178
Other	7,110	22,800
Gross expenses	301,875	3,838,063
Expense reductions (See Note 9)	(10)	(78)
Management fee waived and expenses reimbursed (See Note 3)	(189,973)	–
Net expenses	111,892	3,837,985
Net investment income	512,729	4,967,860
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	215,565	(14,944,860)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(4,258)	(10,110,938)
Net realized and unrealized gain (loss)	211,307	(25,055,798)
Increase (Decrease) in Net Assets Resulting From Operations	$724,036	$(20,087,938)

See Notes to Financial Statements.	61

Statements of Operations (concluded)

For the Year Ended December 31, 2014

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$–	$9,054,843
Interest and other (net of foreign withholding taxes of $15,282 and $0, respectively)	583,130	–
Total investment income	583,130	9,054,843
Expenses:
Management fee	63,782	655,610
12b-1 distribution plan-Class A	12,294	395,844
12b-1 distribution plan-Class B	–	52,507
12b-1 distribution plan-Class C	3,127	423,142
12b-1 distribution plan-Class F	138	10,100
12b-1 distribution plan-Class R2	600	609
12b-1 distribution plan-Class R3	500	28,474
Shareholder servicing	5,266	392,844
Professional	57,555	40,792
Reports to shareholders	4,104	61,923
Fund administration	3,645	–
Custody	10,352	10,608
Offering costs	12,341	–
Directors’ fees	399	11,568
Registration	92,751	97,950
Other	10,416	19,543
Gross expenses	277,270	2,201,514
Expense reductions (See Note 9)	(8)	(202)
Expenses assumed by Underlying Funds (See Note 3)	–	(635,026)
Management fee waived and expenses reimbursed (See Note 3)	(184,253)	(416,572)
Net expenses	93,009	1,149,714
Net investment income	490,121	7,905,129
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	–	11,679,211
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(56,048)	5,606,730 *
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,262,702)	(21,522,875)
Net realized and unrealized loss	(1,318,750)	(4,236,934)
Increase (Decrease) in Net Assets Resulting From Operations	$(828,629)	$3,668,195

*	Includes net realized gain from affiliated issuers of $5,690,794 (See Note 12).

62	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
	For the	For the
	Year Ended	Period Ended
INCREASE IN NET ASSETS	December 31, 2014	December 31, 2013*
Operations:
Net investment income	$512,729	$12,151
Net realized gain on investments, futures contracts and foreign currency related transactions	215,565	2,174
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(4,258)	(19,752)
Net increase (decrease) in net assets resulting from operations	724,036	(5,427)
Distributions to shareholders from:
Net investment income
Class A	(290,290)	(7,032)
Class C	(8,105)	(102)
Class F	(5,982)	(152)
Class I	(247,517)	(7,544)
Class R2	(5,155)	(157)
Class R3	(5,156)	(157)
Net realized gain
Class A	(177,357)	–
Class C	(12,293)	–
Class F	(4,485)	–
Class I	(134,951)	–
Class R2	(2,812)	–
Class R3	(2,812)	–
Total distributions to shareholders	(896,915)	(15,144)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	2,088,631	10,037,000
Reinvestment of distributions	893,013	16,177
Cost of shares reacquired	(106,258)	–
Net increase in net assets resulting from capital share transactions	2,875,386	10,053,177
Net increase in net assets	2,702,507	10,032,606
NET ASSETS:
Beginning of period	$10,032,606	$–
End of period	$12,735,113	$10,032,606
Undistributed net investment income	$466	$527

*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

See Notes to Financial Statements.	63

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
	For the	For the
	Year Ended	Year Ended
DECREASE IN NET ASSETS	December 31, 2014	December 31, 2013
Operations:
Net investment income	$4,967,860	$4,724,151
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(14,944,860)	(8,000,393)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(10,110,938)	(10,389,791)
Net decrease in net assets resulting from operations	(20,087,938)	(13,666,033)
Distributions to shareholders from:
Net investment income
Class A	(1,026,089)	(982,726)
Class B	(8,560)	(9,892)
Class C	(253,506)	(279,565)
Class F	(803,895)	(896,679)
Class I	(10,115,674)	(4,607,470)
Class P	(132)	(133)
Class R2	(3,721)	(3,132)
Class R3	(11,411)	(6,596)
Return of capital
Class A	–	(745,764)
Class B	–	(7,506)
Class C	–	(212,155)
Class F	–	(680,466)
Class I	–	(3,496,485)
Class P	–	(101)
Class R2	–	(2,377)
Class R3	–	(5,005)
Total distributions to shareholders	(12,222,988)	(11,936,052)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	284,556,555	177,016,961
Reinvestment of distributions	11,865,469	11,012,003
Cost of shares reacquired	(282,053,273)	(212,293,195)
Net increase (decrease) in net assets resulting from capital share transactions	14,368,751	(24,264,231)
Net decrease in net assets	(17,942,175)	(49,866,316)
NET ASSETS:
Beginning of year	$398,101,422	$447,967,738
End of year	$380,159,247	$398,101,422
Distributions in excess of net investment income	$(4,253,612)	$(1,903,398)

64	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
	For the	For the
	Year Ended	Period Ended
INCREASE IN NET ASSETS	December 31, 2014	December 31, 2013*
Operations:
Net investment income	$490,121	$179,567
Net realized gain (loss) on investments and foreign currency related transactions	(56,048)	14,479
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,262,702)	(255,637)
Net decrease in net assets resulting from operations	(828,629)	(61,591)
Distributions to shareholders from:
Net investment income
Class A	(363,782)	(140,478)
Class C	(16,383)	(4,401)
Class F	(8,351)	(3,577)
Class I	(142,124)	(75,123)
Class R2	(6,159)	(2,966)
Class R3	(6,161)	(3,018)
Total distributions to shareholders	(542,960)	(229,563)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	6,527,526	8,747,781
Reinvestment of distributions	537,354	254,775
Cost of shares reacquired	(2,235,218)	(934,206)
Net increase in net assets resulting from capital share transactions	4,829,662	8,068,350
Net increase in net assets	3,458,073	7,777,196
NET ASSETS:
Beginning of period	$7,777,196	$–
End of period	$11,235,269	$7,777,196
Distributions in excess of net investment income	$(49,486)	$(3,393)

*	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

See Notes to Financial Statements.	65

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
	For the	For the
	Year Ended	Year Ended
INCREASE IN NET ASSETS	December 31, 2014	December 31, 2013
Operations:
Net investment income	$7,905,129	$6,168,458
Capital gain distributions received from Underlying Funds	11,679,211	2,994,619
Net realized gain on investments, futures contracts and swaps	5,606,730	2,134,648
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(21,522,875)	15,703,811
Net increase in net assets resulting from operations	3,668,195	27,001,536
Distributions to shareholders from:
Net investment income
Class A	(6,346,799)	(5,241,605)
Class B	(172,458)	(225,706)
Class C	(1,572,470)	(1,223,675)
Class F	(445,433)	(202,158)
Class I	(1,654,538)	(1,260,162)
Class R2	(3,790)	(3,446)
Class R3	(234,768)	(213,687)
Net realized gain
Class A	(3,184,965)	(879,308)
Class B	(98,129)	(42,177)
Class C	(956,209)	(246,618)
Class F	(245,239)	(40,896)
Class I	(809,109)	(216,061)
Class R2	(2,138)	(554)
Class R3	(126,282)	(36,602)
Total distributions to shareholders	(15,852,327)	(9,832,655)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	98,802,401	63,790,915
Reinvestment of distributions	14,827,692	9,222,247
Cost of shares reacquired	(49,403,463)	(39,479,184)
Net increase in net assets resulting from capital share transactions	64,226,630	33,533,978
Net increase in net assets	52,042,498	50,702,859
NET ASSETS:
Beginning of year	$228,400,656	$177,697,797
End of year	$280,443,154	$228,400,656
Distributions in excess of net investment income	$(23,579)	$(38,839)

66	See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

	Class A Shares
		12/6/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$15.00
Investment operations:
Net investment income(b)	.66	.02
Net realized and unrealized gain (loss)	.34	(.02)
Total from investment operations	1.00	–
Distributions to shareholders from:
Net investment income	(.72)	(.03)
Net realized gain	(.40)	–
Total distributions	(1.12)	(.03)
Net asset value, end of period	$14.85	$14.97
Total Return(c)	6.76%	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.05%	1.05	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.05%	1.05	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.62%	5.26	%(e)
Net investment income	4.27%	1.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$6,745	$4,835
Portfolio turnover rate	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	67

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class C Shares
		12/6/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$15.00
Investment operations:
Net investment income(b)	.52	.01
Net realized and unrealized gain (loss)	.36	(.02)
Total from investment operations	.88	(.01)
Distributions to shareholders from:
Net investment income	(.60)	(.02)
Net realized gain	(.40)	–
Total distributions	(1.00)	(.02)
Net asset value, end of period	$14.85	$14.97
Total Return(c)	5.90%	(.09	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.81%	1.86	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.81%	1.86	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	3.27%	6.07	%(e)
Net investment income	3.34%	1.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$473	$100
Portfolio turnover rate	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

68	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class F Shares
		12/6/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$15.00
Investment operations:
Net investment income(b)	.67	.02
Net realized and unrealized gain (loss)	.35	(.02)
Total from investment operations	1.02	–
Distributions to shareholders from:
Net investment income	(.74)	(.03)
Net realized gain	(.40)	–
Total distributions	(1.14)	(.03)
Net asset value, end of period	$14.85	$14.97
Total Return(c)	6.86%	(.04	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.94%	.95	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.94%	.95	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.49%	5.15	%(e)
Net investment income	4.36%	1.94	%(e)

Supplemental Data:
Net assets, end of period (000)	$170	$100
Portfolio turnover rate	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	69

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class I Shares
		12/6/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$15.00
Investment operations:
Net investment income(b)	.69	.02
Net realized and unrealized gain (loss)	.34	(.02)
Total from investment operations	1.03	–
Distributions to shareholders from:
Net investment income	(.75)	(.03)
Net realized gain	(.40)	–
Total distributions	(1.15)	(.03)
Net asset value, end of period	$14.85	$14.97
Total Return(c)	6.97%	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.43%	5.06	%(e)
Net investment income	4.47%	2.03	%(e)
Supplemental Data:
Net assets, end of period (000)	$5,134	$4,798
Portfolio turnover rate	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

70	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R2 Shares
		12/6/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$15.00
Investment operations:
Net investment income(b)	.69	.02
Net realized and unrealized gain (loss)	.34	(.02)
Total from investment operations	1.03	–
Distributions to shareholders from:
Net investment income	(.75)	(.03)
Net realized gain	(.40)	–
Total distributions	(1.15)	(.03)
Net asset value, end of period	$14.85	$14.97
Total Return(c)	6.97%	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	3.03%	5.06	%(e)
Net investment income	4.47%	2.03	%(e)
Supplemental Data:
Net assets, end of period (000)	$107	$100
Portfolio turnover rate	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	71

Financial Highlights (concluded)

EMERGING MARKETS CORPORATE DEBT FUND

	Class R3 Shares
		12/6/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$15.00
Investment operations:
Net investment income(b)	.69	.02
Net realized and unrealized gain (loss)	.34	(.02)
Total from investment operations	1.03	–
Distributions to shareholders from:
Net investment income	(.75)	(.03)
Net realized gain	(.40)	–
Total distributions	(1.15)	(.03)
Net asset value, end of period	$14.85	$14.97
Total Return(c)	6.97%	(.03	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.85	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.85	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.93%	5.07	%(e)
Net investment income	4.47%	2.05	%(e)

Supplemental Data:
Net assets, end of period (000)	$107	$100
Portfolio turnover rate	293.26%	4.14	%(d)

(a)	Commencement of operations was 12/6/2013, SEC effective date was 10/28/2013 and date shares first became available to the public was 1/2/2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

72	See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CURRENCY FUND

	Class A Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.25	$6.63	$6.15	$6.74	$6.70
Investment operations:
Net investment income(a)	.06	.06	.07	.08	.11
Net realized and unrealized gain (loss)	(.40)	(.27)	.58	(.46)	.27
Total from investment operations	(.34)	(.21)	.65	(.38)	.38
Distributions to shareholders from:
Net investment income	(.15)	(.10)	(.15)	(.18)	(.20)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.07)	(.02)	–	–
Total distributions	(.15)	(.17)	(.17)	(.21)	(.34)
Net asset value, end of year	$5.76	$6.25	$6.63	$6.15	$6.74
Total Return(b)	(5.49)%	(3.21)%	10.69%	(5.87)%	5.79%
Ratios to Average Net Assets:
Expenses, including expense reductions	.98%	.99%	1.01%	1.02%	1.17%
Expenses, excluding expense reductions	.98%	.99%	1.01%	1.02%	1.17%
Net investment income	.93%	.97%	1.02%	1.18%	1.68%

Supplemental Data:
Net assets, end of year (000)	$30,554	$47,961	$73,947	$80,034	$98,279
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	73

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class B Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.28	$6.66	$6.18	$6.77	$6.73
Investment operations:
Net investment income(a)	.01	.01	.02	.03	.07
Net realized and unrealized gain (loss)	(.39)	(.27)	.58	(.46)	.26
Total from investment operations	(.38)	(.26)	.60	(.43)	.33
Distributions to shareholders from:
Net investment income	(.11)	(.07)	(.10)	(.13)	(.15)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.05)	(.02)	–	–
Total distributions	(.11)	(.12)	(.12)	(.16)	(.29)
Net asset value, end of year	$5.79	$6.28	$6.66	$6.18	$6.77
Total Return(b)	(6.20)%	(3.95)%	9.79%	(6.55)%	5.10%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.78%	1.79%	1.80%	1.80%	1.83%
Expenses, excluding expense reductions	1.78%	1.79%	1.80%	1.80%	1.83%
Net investment income	.13%	.18%	.24%	.44%	1.05%

Supplemental Data:
Net assets, end of year (000)	$350	$696	$1,219	$1,674	$2,693
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

74	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class C Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.29	$6.67	$6.19	$6.78	$6.74
Investment operations:
Net investment income(a)	.02	.02	.02	.03	.07
Net realized and unrealized gain (loss)	(.40)	(.27)	.59	(.46)	.26
Total from investment operations	(.38)	(.25)	.61	(.43)	.33
Distributions to shareholders from:
Net investment income	(.12)	(.07)	(.11)	(.13)	(.15)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.06)	(.02)	–	–
Total distributions	(.12)	(.13)	(.13)	(.16)	(.29)
Net asset value, end of year	$5.79	$6.29	$6.67	$6.19	$6.78
Total Return(b)	(6.19)%	(3.78)%	9.91%	(6.44)%	5.09%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.61%	1.62%	1.68%	1.69%	1.82%
Expenses, excluding expense reductions	1.61%	1.62%	1.68%	1.69%	1.82%
Net investment income	.31%	.34%	.37%	.51%	1.02%

Supplemental Data:
Net assets, end of year (000)	$9,675	$17,378	$28,543	$36,551	$34,232
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	75

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class F Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.25	$6.62	$6.15	$6.74	$6.69
Investment operations:
Net investment income(a)	.06	.07	.07	.09	.13
Net realized and unrealized gain (loss)	(.39)	(.27)	.58	(.47)	.27
Total from investment operations	(.33)	(.20)	.65	(.38)	.40
Distributions to shareholders from:
Net investment income	(.16)	(.09)	(.16)	(.18)	(.21)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.08)	(.02)	–	–
Total distributions	(.16)	(.17)	(.18)	(.21)	(.35)
Net asset value, end of year	$5.76	$6.25	$6.62	$6.15	$6.74
Total Return(b)	(5.40)%	(2.97)%	10.63%	(5.77)%	6.20%
Ratios to Average Net Assets:
Expenses, including expense reductions	.88%	.89%	.91%	.91%	.92%
Expenses, excluding expense reductions	.88%	.89%	.91%	.91%	.92%
Net investment income	1.03%	1.06%	1.12%	1.27%	1.88%

Supplemental Data:
Net assets, end of year (000)	$21,550	$36,181	$71,622	$76,795	$61,059
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

76	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class I Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.24	$6.61	$6.14	$6.73	$6.69
Investment operations:
Net investment income(a)	.07	.08	.08	.09	.13
Net realized and unrealized gain (loss)	(.39)	(.27)	.57	(.46)	.27
Total from investment operations	(.32)	(.19)	.65	(.37)	.40
Distributions to shareholders from:
Net investment income	(.17)	(.10)	(.16)	(.19)	(.22)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.08)	(.02)	–	–
Total distributions	(.17)	(.18)	(.18)	(.22)	(.36)
Net asset value, end of year	$5.75	$6.24	$6.61	$6.14	$6.73
Total Return(b)	(5.32)%	(2.88)%	10.75%	(5.68)%	6.17%
Ratios to Average Net Assets:
Expenses, including expense reductions	.78%	.80%	.80%	.81%	.83%
Expenses, excluding expense reductions	.78%	.80%	.80%	.81%	.83%
Net investment income	1.12%	1.18%	1.21%	1.40%	2.00%

Supplemental Data:
Net assets, end of year (000)	$317,393	$295,136	$271,710	$119,329	$79,092
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	77

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class P Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.25	$6.62	$6.14	$6.74	$6.69
Investment operations:
Net investment income(a)	.04	.05	.05	.07	.11
Net realized and unrealized gain (loss)	(.39)	(.26)	.59	(.48)	.27
Total from investment operations	(.35)	(.21)	.64	(.41)	.38
Distributions to shareholders from:
Net investment income	(.14)	(.09)	(.14)	(.16)	(.19)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.07)	(.02)	–	–
Total distributions	(.14)	(.16)	(.16)	(.19)	(.33)
Net asset value, end of year	$5.76	$6.25	$6.62	$6.14	$6.74
Total Return(b)	(5.68)%	(3.26)%	10.27%	(6.07)%	5.87%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.17%	1.22%	1.24%	1.25%	1.27%
Expenses, excluding expense reductions	1.17%	1.22%	1.24%	1.25%	1.27%
Net investment income	.71%	.78%	.80%	.98%	1.61%

Supplemental Data:
Net assets, end of year (000)	$3	$8	$10	$9	$32
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

78	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

	Class R2 Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.26	$6.64	$6.16	$6.75	$6.71
Investment operations:
Net investment income(a)	.03	.04	.04	.05	.09
Net realized and unrealized gain (loss)	(.39)	(.28)	.59	(.46)	.27
Total from investment operations	(.36)	(.24)	.63	(.41)	.36
Distributions to shareholders from:
Net investment income	(.13)	(.08)	(.13)	(.15)	(.18)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.06)	(.02)	–	–
Total distributions	(.13)	(.14)	(.15)	(.18)	(.32)
Net asset value, end of year	$5.77	$6.26	$6.64	$6.16	$6.75
Total Return(b)	(5.85)%	(3.59)%	10.24%	(6.22)%	5.54%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.37%	1.40%	1.41%	1.41%	1.42%
Expenses, excluding expense reductions	1.37%	1.40%	1.41%	1.41%	1.42%
Net investment income	.51%	.58%	.63%	.76%	1.39%

Supplemental Data:
Net assets, end of year (000)	$110	$248	$300	$218	$70
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	79

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND

	Class R3 Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$6.24	$6.61	$6.14	$6.73	$6.70
Investment operations:
Net investment income(a)	.04	.04	.05	.06	.10
Net realized and unrealized gain (loss)	(.39)	(.26)	.57	(.46)	.26
Total from investment operations	(.35)	(.22)	.62	(.40)	.36
Distributions to shareholders from:
Net investment income	(.14)	(.09)	(.13)	(.16)	(.19)
Net realized gain	–	–	–	(.03)	(.14)
Return of capital	–	(.06)	(.02)	–	–
Total distributions	(.14)	(.15)	(.15)	(.19)	(.33)
Net asset value, end of year	$5.75	$6.24	$6.61	$6.14	$6.73
Total Return(b)	(5.77)%	(3.35)%	10.23%	(6.14)%	5.49%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.27%	1.28%	1.29%	1.31%	1.33%
Expenses, excluding expense reductions	1.27%	1.28%	1.29%	1.31%	1.33%
Net investment income	.65%	.70%	.74%	.92%	1.48%

Supplemental Data:
Net assets, end of year (000)	$524	$494	$617	$411	$326
Portfolio turnover rate	113.20%	105.11%	141.92%	130.30%	113.50%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

80	See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS LOCAL BOND FUND

	Class A Shares
		6/21/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.39	$15.00
Investment operations:
Net investment income(b)	.75	.37
Net realized and unrealized loss	(1.70)	(.51)
Total from investment operations	(.95)	(.14)
Distributions to shareholders from:
Net investment income	(.84)	(.47)
Net asset value, end of period	$12.60	$14.39
Total Return(c)	(7.05)%	(.97	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.05%	1.02	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.05%	1.02	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	3.01%	5.09	%(e)
Net investment income	5.33%	4.79	%(e)

Supplemental Data:
Net assets, end of period (000)	$8,345	$4,950
Portfolio turnover rate	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	81

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class C Shares
		6/21/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38	$15.00
Investment operations:
Net investment income(b)	.64	.31
Net realized and unrealized loss	(1.69)	(.52)
Total from investment operations	(1.05)	(.21)
Distributions to shareholders from:
Net investment income	(.73)	(.41)
Net asset value, end of period	$12.60	$14.38
Total Return(c)	(7.71)%	(1.43	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.82%	1.77	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.82%	1.77	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	3.80%	5.63	%(e)
Net investment income	4.53%	3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$396	$226
Portfolio turnover rate	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

82	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class F Shares
		6/21/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38	$15.00
Investment operations:
Net investment income(b)	.76	.38
Net realized and unrealized loss	(1.68)	(.52)
Total from investment operations	(.92)	(.14)
Distributions to shareholders from:
Net investment income	(.86)	(.48)
Net asset value, end of period	$12.60	$14.38
Total Return(c)	(6.88)%	(.99	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.95%	.92	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.95%	.92	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.96%	5.16	%(e)
Net investment income	5.45%	4.84	%(e)

Supplemental Data:
Net assets, end of period (000)	$179	$116
Portfolio turnover rate	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	83

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class I Shares
		6/21/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38	$15.00
Investment operations:
Net investment income(b)	.79	.38
Net realized and unrealized loss	(1.70)	(.52)
Total from investment operations	(.91)	(.14)
Distributions to shareholders from:
Net investment income	(.87)	(.48)
Net asset value, end of period	$12.60	$14.38
Total Return(c)	(6.79)%	(.94	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.82	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	.82	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.96%	5.19	%(e)
Net investment income	5.58%	4.94	%(e)

Supplemental Data:
Net assets, end of period (000)	$2,130	$2,286
Portfolio turnover rate	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

84	See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

	Class R2 Shares
		6/21/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38	$15.00
Investment operations:
Net investment income(b)	.79	.34
Net realized and unrealized loss	(1.70)	(.52)
Total from investment operations	(.91)	(.18)
Distributions to shareholders from:
Net investment income	(.87)	(.44)
Net asset value, end of period	$12.60	$14.38
Total Return(c)	(6.79)%	(1.23	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	1.40	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	1.40	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	3.56%	5.79	%(e)
Net investment income	5.57%	4.36	%(e)

Supplemental Data:
Net assets, end of period (000)	$92	$99
Portfolio turnover rate	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	85

Financial Highlights (concluded)

EMERGING MARKETS LOCAL BOND FUND

	Class R3 Shares
		6/21/2013
	Year Ended	to
	12/31/2014	12/31/2013(a)
Per Share Operating Performance
Net asset value, beginning of period	$14.38	$15.00
Investment operations:
Net investment income(b)	.79	.35
Net realized and unrealized loss	(1.70)	(.52)
Total from investment operations	(.91)	(.17)
Distributions to shareholders from:
Net investment income	(.87)	(.45)
Net asset value, end of period	$12.60	$14.38
Total Return(c)	(6.79)%	(1.18	)%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	1.30	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.85%	1.30	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	3.46%	5.69	%(e)
Net investment income	5.57%	4.46	%(e)

Supplemental Data:
Net assets, end of period (000)	$92	$99
Portfolio turnover rate	39.30%	28.21	%(d)
(a)	Commencement of operations was 6/21/2013, SEC effective date was 5/1/2013 and date shares first became available to the public was 7/1/2013.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

86	See Notes to Financial Statements.

Financial Highlights

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class A Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$12.49	$11.42	$10.29	$11.41	$10.56
Investment operations:
Net investment income(a)	.40	.39	.36	.35	.33
Net realized and unrealized gain (loss)	(.12)	1.26	1.16	(1.12)	.84
Total from investment operations	.28	1.65	1.52	(.77)	1.17
Distributions to shareholders from:
Net investment income	(.49)	(.50)	(.38)	(.35)	(.32)
Net realized gain	(.24)	(.08)	–	–	–
Return of capital	–	–	(.01)	–	–
Total distributions	(.73)	(.58)	(.39)	(.35)	(.32)
Net asset value, end of year	$12.04	$12.49	$11.42	$10.29	$11.41
Total Return(b)	2.15%	14.66%	15.02%	(6.89)%	11.36%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.34%	.31%	.30%	.28%	.35%
Expenses, including expense reductions, expenses assumed and management fee waived	.34%	.31%	.30%	.28%	.35%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.74%	.77%	.80%	.84%	.94%
Net investment income	3.12%	3.20%	3.31%	3.11%	3.07%

Supplemental Data:
Net assets, end of year (000)	$167,387	$139,986	$110,910	$108,217	$107,234
Portfolio turnover rate	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	87

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class B Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.46	$10.53	$9.51	$10.57	$9.81
Investment operations:
Net investment income(a)	.26	.26	.25	.24	.23
Net realized and unrealized gain (loss)	(.08)	1.16	1.09	(1.03)	.79
Total from investment operations	.18	1.42	1.34	(.79)	1.02
Distributions to shareholders from:
Net investment income	(.40)	(.41)	(.31)	(.27)	(.26)
Net realized gain	(.24)	(.08)	–	–	–
Return of capital	–	–	(.01)	–	–
Total distributions	(.64)	(.49)	(.32)	(.27)	(.26)
Net asset value, end of year	$11.00	$11.46	$10.53	$9.51	$10.57
Total Return(b)	1.49%	13.70%	14.24%	(7.56)%	10.60%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.08%	1.05%	1.04%	.99%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.08%	1.05%	1.04%	.99%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.48%	1.51%	1.54%	1.55%	1.59%
Net investment income	2.26%	2.32%	2.51%	2.29%	2.35%

Supplemental Data:
Net assets, end of year (000)	$4,533	$6,020	$6,939	$8,276	$11,389
Portfolio turnover rate	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

88	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class C Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.47	$10.54	$9.53	$10.59	$9.83
Investment operations:
Net investment income(a)	.27	.27	.26	.25	.24
Net realized and unrealized gain (loss)	(.09)	1.16	1.07	(1.03)	.78
Total from investment operations	.18	1.43	1.33	(.78)	1.02
Distributions to shareholders from:
Net investment income	(.41)	(.42)	(.31)	(.28)	(.26)
Net realized gain	(.24)	(.08)	–	–	–
Return of capital	–	–	(.01)	–	–
Total distributions	(.65)	(.50)	(.32)	(.28)	(.26)
Net asset value, end of year	$11.00	$11.47	$10.54	$9.53	$10.59
Total Return(b)	1.47%	13.76%	14.17%	(7.48)%	10.58%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.08%	1.05%	1.04%	.97%	1.00%
Expenses, including expense reductions, expenses assumed and management fee waived	1.08%	1.05%	1.04%	.97%	1.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.48%	1.51%	1.53%	1.53%	1.59%
Net investment income	2.36%	2.45%	2.62%	2.42%	2.46%

Supplemental Data:
Net assets, end of year (000)	$45,990	$35,963	$29,821	$26,322	$25,893
Portfolio turnover rate	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	89

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class F Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$12.49	$11.43	$10.29	$11.41	$10.56
Investment operations:
Net investment income(a)	.42	.44	.36	.37	.39
Net realized and unrealized gain (loss)	(.11)	1.22	1.19	(1.12)	.80
Total from investment operations	.31	1.66	1.55	(.75)	1.19
Distributions to shareholders from:
Net investment income	(.51)	(.52)	(.40)	(.37)	(.34)
Net realized gain	(.24)	(.08)	–	–	–
Return of capital	–	–	(.01)	–	–
Total distributions	(.75)	(.60)	(.41)	(.37)	(.34)
Net asset value, end of year	$12.05	$12.49	$11.43	$10.29	$11.41
Total Return(b)	2.39%	14.73%	15.28%	(6.72)%	11.57%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.19%	.16%	.15%	.10%	.10%
Expenses, including expense reductions, expenses assumed and management fee waived	.19%	.16%	.15%	.10%	.10%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.59%	.62%	.65%	.66%	.69%
Net investment income	3.30%	3.60%	3.31%	3.36%	3.63%

Supplemental Data:
Net assets, end of year (000)	$12,885	$6,472	$2,423	$3,156	$2,256
Portfolio turnover rate	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

90	See Notes to Financial Statements.

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class I Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$12.56	$11.49	$10.34	$11.47	$10.61
Investment operations:
Net investment income(a)	.43	.42	.39	.38	.37
Net realized and unrealized gain (loss)	(.11)	1.26	1.18	(1.13)	.84
Total from investment operations	.32	1.68	1.57	(.75)	1.21
Distributions to shareholders from:
Net investment income	(.52)	(.53)	(.41)	(.38)	(.35)
Net realized gain	(.24)	(.08)	–	–	–
Return of capital	–	–	(.01)	–	–
Total distributions	(.76)	(.61)	(.42)	(.38)	(.35)
Net asset value, end of year	$12.12	$12.56	$11.49	$10.34	$11.47
Total Return(b)	2.47%	14.85%	15.42%	(6.69)%	11.69%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.09%	.06%	.05%	.00%	.00%
Expenses, including expense reductions, expenses assumed and management fee waived	.09%	.06%	.05%	.00%	.00%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.49%	.52%	.55%	.57%	.60%
Net investment income	3.34%	3.44%	3.57%	3.38%	3.40%

Supplemental Data:
Net assets, end of year (000)	$42,754	$34,086	$22,289	$14,086	$8,460
Portfolio turnover rate	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	91

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class R2 Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$12.72	$11.62	$10.46	$11.55	$10.64
Investment operations:
Net investment income(a)	.37	.33	.34	.49	.36
Net realized and unrealized gain (loss)	(.13)	1.30	1.18	(1.26)	.85
Total from investment operations	.24	1.63	1.52	(.77)	1.21
Distributions to shareholders from:
Net investment income	(.45)	(.45)	(.35)	(.32)	(.30)
Net realized gain	(.24)	(.08)	–	–	–
Return of capital	–	–	(.01)	–	–
Total distributions	(.69)	(.53)	(.36)	(.32)	(.30)
Net asset value, end of year	$12.27	$12.72	$11.62	$10.46	$11.55
Total Return(b)	1.86%	14.13%	14.71%	(6.77)%	11.63%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.69%	.66%	.61%	.34%	.05%
Expenses, including expense reductions, expenses assumed and management fee waived	.69%	.66%	.61%	.34%	.05%
Expenses, excluding expense reductions, expenses assumed and management fee waived	1.09%	1.12%	1.11%	.93%	.65%
Net investment income	2.88%	2.68%	3.05%	4.44%	3.38%

Supplemental Data:
Net assets, end of year (000)	$116	$89	$107	$88	$11
Portfolio turnover rate	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

92	See Notes to Financial Statements.

Financial Highlights (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

	Class R3 Shares
	Year Ended 12/31
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$12.55	$11.48	$10.34	$11.47	$10.62
Investment operations:
Net investment income(a)	.37	.36	.35	.34	.34
Net realized and unrealized gain (loss)	(.11)	1.26	1.16	(1.14)	.82
Total from investment operations	.26	1.62	1.51	(.80)	1.16
Distributions to shareholders from:
Net investment income	(.46)	(.47)	(.36)	(.33)	(.31)
Net realized gain	(.24)	(.08)	–	–	–
Return of capital	–	–	(.01)	–	–
Total distributions	(.70)	(.55)	(.37)	(.33)	(.31)
Net asset value, end of year	$12.11	$12.55	$11.48	$10.34	$11.47
Total Return(b)	2.01%	14.33%	14.81%	(7.10)%	11.17%
Ratios to Average Net Assets:*
Expenses, excluding expense reductions and including expenses assumed and management fee waived	.55%	.53%	.52%	.47%	.50%
Expenses, including expense reductions, expenses assumed and management fee waived	.55%	.53%	.52%	.47%	.50%
Expenses, excluding expense reductions, expenses assumed and management fee waived	.95%	.99%	1.02%	1.04%	1.10%
Net investment income	2.91%	2.95%	3.17%	3.03%	3.20%

Supplemental Data:
Net assets, end of year (000)	$6,780	$5,785	$5,211	$3,285	$2,179
Portfolio turnover rate	40.53%	23.32%	36.34%	27.66%	9.48%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	93

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Class A, C, F, I, R2 and R3 shares; Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”), Class A, C, F, I, R2 and R3 shares and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”), Class A, B, C, F, I, P, R2 and R3 shares. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Multi-Asset Global Opportunity Fund has not issued Class P shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Notes to Financial Statements (continued)

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal periods ended December 31, 2011 through December 31, 2014. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan. Offering costs incurred by the Fund are amortized over a twelve month period beginning at the commencement of operations and are included in the Fund’s Statement of Operations.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations.

Notes to Financial Statements (continued)

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a

Notes to Financial Statements (continued)

time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Financial Statements (continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/ performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(o)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the

Notes to Financial Statements (continued)

unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2014, each Fund had no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1	–	unadjusted quoted prices in active markets for identical investments;

•	Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	–	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is .25% of the Fund’s average daily net assets.

For the fiscal year ended December 31, 2014, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Emerging Markets Corporate Debt Fund	.00%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.09%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s average daily net assets. Multi-Asset Global Opportunity Fund does not pay such fee.

For the fiscal year ended December 31, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.85%. This agreement may be terminated only upon the approval of the Board.

Effective May 1, 2014 and continuing through April 30, 2015, Lord Abbett has contractually agreed to waive its management fee at an annual rate of .15% for Multi-Asset Global Opportunity Fund. This agreement may be terminated only upon approval of the Board. Prior to May 1, 2014, Lord Abbett had contractually agreed to waive its management fee at an annual rate of .18% for the Fund.

Multi-Asset Global Opportunity Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Multi-Asset Global Opportunity Fund in proportion to the average daily value of total Underlying Fund shares owned by Multi-Asset Global Opportunity Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Multi-Asset Global Opportunity Fund’s Statement of Operations and Receivables from affiliates on Multi-Asset Global Opportunity Fund’s Statement of Assets and Liabilities.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Emerging Markets Local Bond Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Service Arrangement with certain “Fund of Funds”

Notes to Financial Statements (continued)

managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Service Arrangement, if applicable, are included in the Subsidy expense of each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of December 31, 2014, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 31.28%, 11.49% and 38.19%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F	Class P(2)	Class R2**	Class R3**
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2014:

	Distributor	Dealers’
	Commissions	Concessions
Emerging Markets Corporate Debt Fund	$515	$3,443
Emerging Markets Currency Fund	1,617	9,786
Emerging Markets Local Bond Fund	877	5,189
Multi-Asset Global Opportunity Fund	47,345	308,920

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2014:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$–	$5
Emerging Markets Currency Fund	1,500	2,024
Emerging Markets Local Bond Fund	–	92
Multi-Asset Global Opportunity Fund	6,128	10,014

A Director and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2014 and 2013 was as follows:

	Emerging Markets		Emerging Markets
	Corporate Debt Fund		Currency Fund
	Year Ended	Period Ended	Year Ended	Year Ended
	12/31/2014	12/31/2013*	12/31/2014	12/31/2013
Distributions paid from:
Ordinary income	$885,571	$15,144	$12,222,988	$6,786,193
Net long-term capital gains	11,344	–	–	–
Return of capital	–	–	–	5,149,859
Total distributions paid	$896,915	$15,144	$12,222,988	$11,936,052

*	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

	Emerging Markets		Multi-Asset Global
	Local Bond Fund		Opportunity Fund
	Year Ended	Period Ended	Year Ended	Year Ended
	12/31/2014	12/31/2013**	12/31/2014	12/31/2013
Distributions paid from:
Ordinary income	$526,898	$229,563	$10,791,652	$7,855,560
Net long-term capital gains	984	–	5,011,100	1,939,046
Return of capital	15,078	–	–	–
Tax-exempt income	–	–	49,575	38,049
Total distributions paid	$542,960	$229,563	$15,852,327	$9,832,655

**	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

Notes to Financial Statements (continued)

As of December 31, 2014, the components of accumulated gains (losses) on a tax-basis were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Undistributed ordinary income – net	$15,185	$–
Total undistributed earnings	15,185	–
Capital loss carryforwards*	–	(30,111,520)
Temporary differences	(120,586)	(21,086,746)
Unrealized losses – net	(67,999)	(6,211,161)
Total accumulated losses – net	$(173,400)	$(57,409,427)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Undistributed ordinary income – net	$–	$93,982
Undistributed long-term capital gains	–	10,580,024
Total undistributed earnings	–	10,674,006
Temporary differences	(49,442)	(43,848)
Unrealized losses – net	(1,588,982)	(5,230,270)
Total accumulated gains (losses) – net	$(1,638,424)	$5,399,888

*	As of December 31, 2014, Emerging Markets Currency Fund had a capital loss carryforward of $30,111,520 with no expiration.

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer late-year losses for 2014 as follows:

	Late-Year Ordinary	Post-October Capital
Emerging Markets Corporate Debt Fund	$12,298	$107,917
Emerging Markets Currency Fund	3,412,327	16,833,134
Emerging Markets Local Bond Fund	25,245	–

As of December 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets	Emerging Markets
	Corporate Debt Fund	Currency Fund
Tax cost	$12,535,320	$371,489,165
Gross unrealized gain	192,114	951,837
Gross unrealized loss	(267,009)	(6,255,587)
Net unrealized security loss	$(74,895)	$(5,303,750)

	Emerging Markets	Multi-Asset Global
	Local Bond Fund	Opportunity Fund
Tax cost	$11,814,739	$285,363,083
Gross unrealized gain	25,370	13,427,695
Gross unrealized loss	(1,592,938)	(18,657,817)
Net unrealized security loss	$(1,567,568)	$(5,230,122)

Notes to Financial Statements (continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain distributions received and wash sales.

Permanent items identified during the fiscal year ended December 31, 2014 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed
	(Distributions in	Accumulated
	Excess of) Net	Net Realized	Paid-in
	Investment Income	Gain (Loss)	Capital
Emerging Markets Corporate Debt Fund	$49,415	$(30,039)	$(19,376)
Emerging Markets Currency Fund	4,904,914	(4,904,914)	–
Emerging Markets Local Bond Fund	6,746	13,104	(19,850)
Multi-Asset Global Opportunity Fund	2,540,387	(2,540,387)	–

The permanent differences are attributable to the tax treatment of foreign currency transactions, certain securities, certain expenses, premium amortization, certain distributions, and principal paydown gains and losses.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2014 were as follows:

		Non-U.S.	U.S.	Non-U.S.
	U.S. Government	Government	Government	Government
	Purchases*	Purchases	Sales*	Sales
Emerging Markets Corporate Debt Fund	$–	$35,269,618	$–	$32,875,645
Emerging Markets Currency Fund	23,844,140	489,543,705	46,764,007	410,603,782
Emerging Markets Local Bond Fund	–	7,789,159	–	3,284,885
Multi-Asset Global Opportunity Fund	–	174,549,959	–	106,099,845

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2014 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended December 31, 2014 (as described in note 2(h)) for speculative investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case

Notes to Financial Statements (continued)

the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2014 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the fiscal year ended December 31, 2014(as described in note 2(n)) to hedge credit risk or for speculative investment purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the fiscal year ended December 31, 2014 (as described in note 2(m)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of December 31, 2014, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency
Asset Derivatives	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$25,474

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$16,648
Futures Contracts(3)	$3,680	–

Notes to Financial Statements (continued)

	Emerging Markets Currency Fund
		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$2,118,247	$–
Futures Contracts(3)	34,825	–	–

Liability Derivatives
Credit Default Swaps(4)	$–	$–	$21,875
Forward Foreign Currency Exchange Contracts(2)	–	12,744,913	–
Futures Contracts(3)	120,682	–	–
Interest Rate Swaps(5)	47,212	–	–

Emerging Markets Local Bond Fund
	Foreign
	Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts(1)	$114,554

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$107,472

	Multi-Asset Global Opportunity Fund
			Foreign
		Interest Rate	Currency
Asset Derivatives	Equity Index Contracts	Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$–	$254,321
Futures Contracts(3)	10,860	–	–

Liability Derivatives
Futures Contracts(3)	$–	$49,944	$–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of interest rate swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the fiscal year ended December 31, 2014, were as follows:

	Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency
	Contracts	Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$–	$43,549
Futures Contracts	(5,463)	–
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$8,826
Futures Contracts	(3,680)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$–	$467,063
Futures Contracts(4)	1	–

Notes to Financial Statements (continued)

	Emerging Markets Currency Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Credit Default Swaps	$–	$–	$6,061
Forward Foreign Currency Exchange Contracts	–	(13,491,797)	–
Futures Contracts	(1,365,533)	–	–
Interest Rate Swaps	(138,102)	–	–
Net Change in Unrealized Appreciation/Depreciation(2)
Credit Default Swaps	$–	$–	$12,899
Forward Foreign Currency Exchange Contracts	–	(9,388,762)	–
Futures Contracts	(943,068)	–	–
Interest Rate Swaps	2,562	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	$–	$–	$3,300,000
Forward Foreign Currency Exchange Contracts(3)	$–	$603,804,444	$–
Futures Contracts(4)	904	–	–
Interest Rate Swaps(3)	$40,307,692	$–	$–

Emerging Markets Local Bond Fund
Foreign
Currency
Contracts
Net Realized Gain (Loss)(1)
Forward Foreign Currency Exchange Contracts	$82,162
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$31,291
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$5,231,726

	Multi-Asset Global Opportunity Fund
	Equity		Foreign	Inflation
	Index	Interest Rate	Currency	Linked
	Contracts	Contracts	Contracts	Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$9,798	$(72,276)	$–	$–
Interest Rate Swaps	–	–	–	(40,388)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$–	$254,321	$–
Futures Contracts	10,860	(49,944)	–	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$1,182,893	$–
Futures Contracts(4)	1	30	–	–
Interest Rate Swaps(3)	$–	$–	$–	$215,385

Notes to Financial Statements (continued)

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2014.
(1)	Statements of Operations location: Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

	Emerging Markets Corporate Debt Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$25,474	$–	$25,474
Repurchase Agreement	389,116	–	389,116
Total	$414,590	$–	$414,590

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$389,116	$–	$–	$(389,116)	$–
Goldman Sachs	15,552	(10,439)	–	–	5,113
Morgan Stanley	9,922	(6,209)	–	–	3,713
Total	$414,590	$(16,648)	$–	$(389,116)	$8,826

Notes to Financial Statements (continued)

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$16,648	$–	$16,648
Total	$16,648	$–	$16,648

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Goldman Sachs	$10,439	$(10,439)	$–	$–	$–
Morgan Stanley	6,209	(6,209)	–	–	–
Total	$16,648	$(16,648)	$–	$–	$–

	Emerging Markets Currency Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,118,247	$–	$2,118,247
Total	$2,118,247	$–	$2,118,247

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$227,920	$(227,920)	$–	$–	$–
Barclays Bank plc	75,159	(75,159)	–	–	–
Citibank	698,581	–	(698,581)	–	–
Deutsche Bank	10,929	(10,929)	–	–	–
Goldman Sachs	336,069	(336,069)	–	–	–
J.P. Morgan Chase	758,695	(758,695)	–	–	–
Morgan Stanley	10,894	(10,894)	–	–	–
Total	$2,118,247	$(1,419,666)	$(698,581)	$–	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swaps	$21,875	$–	$21,875
Forward Foreign Currency Exchange Contracts	12,744,913	–	12,744,913
Total	$12,766,788	$–	$12,766,788

Notes to Financial Statements (continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$234,125	$(227,920)	$(6,205)	$–	$–
Barclays Bank plc	1,655,864	(75,159)	(1,580,705)	–	–
Credit Suisse	10,625	–	–	–	10,625
Deutsche Bank	881,196	(10,929)	(800,000)	–	70,267
Goldman Sachs	1,366,025	(336,069)	(1,029,956)	–	–
J.P. Morgan Chase	6,901,587	(758,695)	(6,142,892)	–	–
Morgan Stanley	247,779	(10,894)	(180,000)	–	56,885
UBS AG	1,469,587	–	(1,300,000)	–	169,587
Total	$12,766,788	$(1,419,666)	$(11,039,758)	$–	$307,364

	Emerging Markets Local Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$114,554	$–	$114,554
Total	$114,554	$–	$114,554

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$17,619	$(16,866)	$–	$–	$753
Citibank	27,379	(10,972)	–	–	16,407
Deutsche Bank AG	4,389	(4,389)	–	–	–
Goldman Sachs	20,202	(20,202)	–	–	–
Morgan Stanley	44,965	(33,823)	–	–	11,142
Total	$114,554	$(86,252)	$–	$–	$28,302

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$107,472	$–	$107,472
Total	$107,472	$–	$107,472

Notes to Financial Statements (continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$16,866	$(16,866)	$–	$–	$–
Citibank	10,972	(10,972)	–	–	–
Deutsche Bank AG	8,394	(4,389)	–	–	4,005
Goldman Sachs	37,417	(20,202)	–	–	17,215
Morgan Stanley	33,823	(33,823)	–	–	–
Total	$107,472	$(86,252)	$–	$–	$21,220

		Multi-Asset Global Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$254,321	$–	$254,321
Total	$254,321	$–	$254,321

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
			Cash Collateral Received(a)	Securities
		Financial Instruments		Collateral	Net Amount(b)
Counterparty				Received(a)
Bank of America	$79,923	$–	$–	$–	$79,923
Citibank	16,768	–	–	–	16,768
Goldman Sachs	52,069	–	–	–	52,069
Morgan Stanley	105,561	–	–	–	105,561
Total	$254,321	$–	$–	$–	$254,321

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of December 31, 2014.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of December 31, 2014.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (continued)

10.	LINE OF CREDIT

Effective June 30, 2014, each Fund, other than Multi-Asset Global Opportunity Fund, and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participate in a $500 million unsecured revolving credit facility (the “Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility. This amount is included for each Fund in Other expenses in the Statements of Operations. Any borrowings under the Facility will incur interest at current market rates as set forth in the credit agreement.

Prior to June 30, 2014, each Fund, other than Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund, and certain other funds managed by Lord Abbett participated in a Facility with SSB. The amounts that were available under the Facility were (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds.

During the fiscal year ended December 31, 2014, the Funds did not utilize the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the fiscal year ended December 31, 2014:

Multi-Asset Global Opportunity Fund

	Balance			Balance		Net Realized		Dividend
	of Shares			of Shares		Gain		Income
	Held at	Gross	Gross	Held at	Fair Value at	1/1/2014 to		1/1/2014 to
Affiliated Issuer	12/31/2013	Additions	Sales	12/31/2014	12/31/2014	12/31/2014		12/31/2014
Lord Abbett Affiliated Fund, Inc. – Class I	270,769	1,000,046	(1,069,058)	201,757	$3,290,656	$629,789	(a)	$106,249
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I	55,084	3,323	(58,306)	101	2,112	364,840	(b)	9,609
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund – Class I	1,232,655	488,007	(78,977)	1,641,685	35,214,146	3,856,360	(c)	491,663
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	6,035,185	4,002,123	(2,445,635)	7,591,673	43,652,117	(1,373,237)		1,257,256
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	–	242,925	–	242,925	5,468,249	692,935	(d)	–

Notes to Financial Statements (continued)

	Balance			Balance		Net Realized		Dividend
	of Shares			of Shares		Gain		Income
	Held at	Gross	Gross	Held at	Fair Value at	1/1/2014 to		1/1/2014 to
Affiliated Issuer	12/31/2013	Additions	Sales	12/31/2014	12/31/2014	12/31/2014		12/31/2014
Lord Abbett Investment Trust-High Yield Fund – Class I	2,923,676	4,348,193	(195,062)	7,076,807	$53,005,287	$1,202,796	(e)	$2,006,077
Lord Abbett Municipal Income Fund, Inc. – High Yield Municipal Bond Fund – Class I	452,119	42,701	(494,820)	–	–	104,438		56,944
Lord Abbett Investment Trust-Inflation Focused Fund – Class I	–	196,486	(196,486)	–	–	(23,162)		10,091
Lord Abbett Securities Trust-International Dividend Income Fund – Class I	9,884,120	5,399,961	(2,152,895)	13,131,186	104,392,924	9,097,087	(f)	4,630,808
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,430,354	215,482	(278,723)	1,367,113	35,107,470	2,915,619		291,754
Lord Abbett Investment Trust-Short Duration Income Fund – Class I	1,887,580	5,635,636	(7,523,216)	–	–	(97,460)		194,392
Total					$280,132,961	$17,370,005		$9,054,843

(a)	Includes $306,702 of distributed capital gains.
(b)	Includes $59,504 of distributed capital gains.
(c)	Includes $3,439,491 of distributed capital gains.
(d)	Amount represents distributed capital gains.
(e)	Includes $1,164,394 of distributed capital gains.
(f)	Includes $6,016,185 of distributed capital gains.

13.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap

Notes to Financial Statements (continued)

contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund may have limited recourse in such instances.

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended		Period Ended
Emerging Markets Corporate Debt Fund	December 31, 2014		December 31, 2013†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	106,068	$1,629,360	322,470	$4,837,000
Reinvestment of distributions	30,526	464,178	503	7,530
Shares reacquired	(5,480)	(85,155)	–	–
Increase	131,114	$2,008,383	322,973	$4,844,530

Class C Shares
Shares sold	24,534	$385,071	6,667	$100,000
Reinvestment of distributions	1,356	20,421	7	113
Shares reacquired	(697)	(10,560)	–	–
Increase	25,193	$394,932	6,674	$100,113

Class F Shares
Shares sold	4,128	$64,700	6,666	$100,000
Reinvestment of distributions	690	10,467	11	162
Shares reacquired	(70)	(1,043)	–	–
Increase	4,748	$74,124	6,677	$100,162

Class I Shares
Shares sold	–	$–	320,000	$4,800,000
Reinvestment of distributions	25,101	382,031	537	8,038
Increase	25,101	$382,031	320,537	$4,808,038

Class R2 Shares
Shares sold	607	$9,500	6,667	$100,000
Reinvestment of distributions	523	7,958	11	167
Shares reacquired	(607)	(9,500)	–	–
Increase	523	$7,958	6,678	$100,167

Class R3 Shares
Shares sold	–	$–	6,667	$100,000
Reinvestment of distributions	523	7,958	11	167
Increase	523	$7,958	6,678	$100,167

†	For the period December 6, 2013 (commencement of operations) to December 31, 2013.

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Emerging Markets Currency Fund	December 31, 2014		December 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,172,696	$7,239,988	2,857,721	$18,815,750
Converted from Class B*	16,240	100,253	26,630	171,944
Reinvestment of distributions	153,276	943,703	245,120	1,571,783
Shares reacquired	(3,710,143)	(22,888,787)	(6,616,666)	(42,303,099)
Decrease	(2,367,931)	$(14,604,843)	(3,487,195)	$(21,743,622)

Class B Shares
Shares sold	300	$1,892	2,681	$17,521
Reinvestment of distributions	1,279	7,901	2,434	15,693
Shares reacquired	(35,643)	(222,425)	(50,905)	(328,294)
Converted to Class A*	(16,164)	(100,253)	(26,509)	(171,944)
Decrease	(50,228)	$(312,885)	(72,299)	$(467,024)

Class C Shares
Shares sold	89,528	$558,072	509,614	$3,377,528
Reinvestment of distributions	27,511	170,212	47,887	308,679
Shares reacquired	(1,210,934)	(7,459,292)	(2,076,141)	(13,335,387)
Decrease	(1,093,895)	$(6,731,008)	(1,518,640)	$(9,649,180)

Class F Shares
Shares sold	2,203,018	$13,658,777	4,509,167	$29,402,823
Reinvestment of distributions	101,528	623,567	161,291	1,033,696
Shares reacquired	(4,353,099)	(26,544,393)	(9,694,342)	(62,037,420)
Decrease	(2,048,553)	$(12,262,049)	(5,023,884)	$(31,600,901)

Class I Shares
Shares sold	42,792,639	$262,847,760	19,633,853	$124,986,620
Reinvestment of distributions	1,642,045	10,108,253	1,266,389	8,070,289
Shares reacquired	(36,533,194)	(224,615,108)	(14,683,234)	(93,725,175)
Increase	7,901,490	$48,340,905	6,217,008	$39,331,734

Class P Shares
Shares sold	4	$26	1	$5
Reinvestment of distributions	21	130	36	233
Shares reacquired	(733)	(4,603)	(293)	(1,842)
Decrease	(708)	$(4,447)	(256)	$(1,604)

Class R2 Shares
Shares sold	7,695	$47,236	13,429	$86,850
Reinvestment of distributions	65	402	37	232
Shares reacquired	(28,275)	(178,330)	(19,051)	(125,707)
Decrease	(20,515)	$(130,692)	(5,585)	$(38,625)

Class R3 Shares
Shares sold	32,901	$202,804	51,060	$329,864
Reinvestment of distributions	1,845	11,301	1,785	11,398
Shares reacquired	(22,840)	(140,335)	(66,849)	(436,271)
Increase (decrease)	11,906	$73,770	(14,004)	$(95,009)

Notes to Financial Statements (continued)

		Year Ended		Period Ended
Emerging Markets Local Bond Fund	December 31, 2014		December 31, 2013†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	446,078	$6,149,171	395,448	$5,899,956
Reinvestment of distributions	25,985	363,212	10,700	157,097
Shares reacquired	(154,025)	(2,149,045)	(62,062)	(933,005)
Increase	318,038	$4,363,338	344,086	$5,124,048

Class C Shares
Shares sold	21,096	$299,046	15,415	$229,822
Reinvestment of distributions	832	11,657	350	5,128
Shares reacquired	(6,196)	(85,511)	(76)	(1,109)
Increase	15,732	$225,192	15,689	$233,841

Class F Shares
Shares sold	5,618	$79,309	7,857	$118,003
Reinvestment of distributions	576	8,009	247	3,626
Shares reacquired	(48)	(662)	(6)	(92)
Increase	6,146	$86,656	8,098	$121,537

Class I Shares
Shares sold	–	$–	153,333	$2,300,000
Reinvestment of distributions	10,131	142,153	5,604	82,316
Increase	10,131	$142,153	158,937	$2,382,316

Class R2 Shares
Shares sold	–	$–	6,667	$100,000
Reinvestment of distributions	439	6,160	223	3,278
Increase	439	$6,160	6,890	$103,278

Class R3 Shares
Shares sold	–	$–	6,667	$100,000
Reinvestment of distributions	439	6,163	227	3,330
Increase	439	$6,163	6,894	$103,330

†	For the period June 21, 2013 (commencement of operations) to December 31, 2013.

		Year Ended		Year Ended
Multi-Asset Global Opportunity Fund	December 31, 2014		December 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,477,606	$57,044,988	2,921,816	$35,619,771
Converted from Class B*	64,046	810,678	77,166	935,861
Reinvestment of distributions	748,762	9,296,409	490,264	5,977,474
Shares reacquired	(2,602,686)	(32,883,927)	(1,988,433)	(24,180,375)
Increase	2,687,728	$34,268,148	1,500,813	$18,352,731

Class B Shares
Shares sold	41,858	$483,456	52,408	$578,867
Reinvestment of distributions	23,047	261,729	23,246	260,011
Shares reacquired	(107,991)	(1,249,031)	(125,720)	(1,398,897)
Converted to Class A*	(69,950)	(810,678)	(83,880)	(935,861)
Decrease	(113,036)	$(1,314,524)	(133,946)	$(1,495,880)

Notes to Financial Statements (concluded)

		Year Ended		Year Ended
Multi-Asset Global Opportunity Fund	December 31, 2014		December 31, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,588,740	$18,540,172	1,128,867	$12,695,675
Reinvestment of distributions	195,446	2,214,545	117,122	1,314,200
Shares reacquired	(738,085)	(8,550,699)	(940,152)	(10,435,849)
Increase	1,046,101	$12,204,018	305,837	$3,574,026

Class F Shares
Shares sold	924,754	$11,890,241	396,353	$4,857,237
Reinvestment of distributions	45,837	566,380	14,236	174,793
Shares reacquired	(419,330)	(5,267,649)	(104,449)	(1,261,563)
Increase	551,261	$7,188,972	306,140	$3,770,467

Class I Shares
Shares sold	660,134	$8,682,203	699,309	$8,359,983
Reinvestment of distributions	170,033	2,122,250	101,147	1,242,475
Shares reacquired	(16,348)	(205,489)	(27,188)	(331,641)
Increase	813,819	$10,598,964	773,268	$9,270,817

Class R2 Shares
Shares sold	2,395	$31,089	1,409	$17,074
Reinvestment of distributions	469	5,927	324	4,000
Shares reacquired	(436)	(5,526)	(3,927)	(48,452)
Increase (decrease)	2,428	$31,490	(2,194)	$(27,378)

Class R3 Shares
Shares sold	167,642	$2,130,252	136,898	$1,662,308
Reinvestment of distributions	28,904	360,452	20,370	249,294
Shares reacquired	(97,545)	(1,241,142)	(150,355)	(1,822,407)
Increase	99,001	$1,249,562	6,913	$89,195

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Global Fund, Inc. and the Shareholders of Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund and Lord Abbett Multi-Asset Global Opportunity Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund, and Lord Abbett Multi-Asset Global Opportunity Fund (collectively, the “Funds”), the four funds constituting the Lord Abbett Global Fund, Inc. (the “Company”) as of December 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, transfer agent, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Global Fund, Inc. as of December 31, 2014, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

February 26, 2015

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2014, Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	1.18%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund –Class I	0.00%*
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	12.57%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	15.58%
Lord Abbett Research Fund, Inc.– Growth Opportunities Fund – Class I	1.95%
Lord Abbett Investment Trust – High Yield Fund – Class I	18.92%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	37.27%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	12.53%

*	Amount is less than 0.01%.

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.13%
Pfizer, Inc.	3.76%
Chevron Corp.	3.72%
Cisco Systems, Inc.	3.60%
Wal-Mart Stores, Inc.	2.60%
International Business Machines Corp.	2.36%
Caterpillar, Inc.	2.25%
Intel Corp.	2.12%
AT&T, Inc.	2.08%
Apple, Inc.	2.04%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.43%
Consumer Staples	11.10%
Energy	8.79%
Financials	21.64%
Health Care	11.61%
Industrials	10.94%
Information Technology	13.61%
Materials	3.94%
Telecommunication Services	3.81%
Utilities	5.64%
Repurchase Agreement	0.49%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.31%
Pfizer, Inc.	3.68%
Chevron Corp.	3.44%
Exxon Mobil Corp.	2.84%
Citigroup, Inc.	2.79%
Allstate Corp. (The)	2.30%
AT&T, Inc.	2.18%
Aetna, Inc.	2.18%
Morgan Stanley	2.11%
Intel Corp.	1.98%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.01%
Consumer Staples	6.87%
Energy	11.07%
Financials	29.90%
Health Care	13.18%
Industrials	10.58%
Information Technology	10.07%
Materials	2.74%
Telecommunication Services	2.18%
Utilities	5.99%
Repurchase Agreement	0.41%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Whirlpool Corp.	2.50%
XL Group plc (Ireland)	2.21%
Kohl’s Corp.	2.20%
Community Health Systems, Inc.	2.18%
SCANA Corp.	2.10%
Everest Re Group Ltd.	2.08%
Bunge Ltd.	2.04%
Hartford Financial Services Group, Inc. (The)	2.04%
Invesco Ltd.	1.97%
Fifth Third Bancorp	1.96%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.98%
Consumer Staples	3.34%
Energy	3.76%
Financials	33.39%
Health Care	9.05%
Industrials	9.69%
Information Technology	10.54%
Materials	6.41%
Utilities	12.65%
Repurchase Agreement	0.19%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Amgen Inc. Term Loan, 1.2551%, 9/18/2018	1.29%
QVC, Inc., 7.375%, 10/15/2020	1.15%
Laclede Group, Inc. (The), 0.9821%, 8/15/2017	0.98%
Wachovia Bank Commercial Mortgage Trust 2005-C21 D, 5.2417%, 10/15/2044	0.97%
Morgan Stanley, 5.95%, 12/28/2017	0.91%
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 6/1/2022	0.90%
Glencore Funding LLC, 1.3956%, 5/27/2016	0.88%
Bank of America Corp., 10.20%, 7/15/2015	0.86%
Activision Blizzard, Inc. Term Loan, 3.25%, 10/12/2020	0.84%
Omega Healthcare Investors, Inc., 7.50%, 2/15/2020	0.80%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	20.69%
Automotive	1.47%
Banking	6.83%
Basic Industry	3.13%
Capital Goods	1.17%
Consumer Goods	0.61%
Engery	8.34%
Financial Services	3.33%
Foreign Government	0.06%
Health Care	4.50%
Insurance	1.17%
Leisure	3.11%
Media	2.49%
Mortgage Backed	29.03%
Municipal	0.21%
Real Estate	3.41%
Retail	2.84%
Services	1.27%
Technology & Electronics	2.04%
Telecommunications	0.94%
Transportation	1.07%
Utility	2.29%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Growth Opportunities Fund, Inc.

Ten Largest Holdings	% of Investments
VF Corp.	2.20%
AutoZone, Inc.	2.12%
LinkedIn Corp. Class A	1.74%
Affiliated Managers Group, Inc.	1.74%
LKQ Corp.	1.70%
Avago Technologies Ltd. (Singapore)	1.66%
Nordstrom, Inc.	1.64%
Tractor Supply Co.	1.62%
Intercontinental Exchange, Inc.	1.59%
Moody’s Corp.	1.58%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	26.61%
Consumer Staples	7.12%
Energy	1.17%
Financials	10.93%
Health Care	16.94%
Industrials	18.47%
Information Technology	15.06%
Materials	2.56%
Telecommunications	1.14%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Seven Generations Energy Ltd. (Canada), 8.25%, 5/15/2020	0.66%
WhiteWave Foods Co. (The), 5.375%, 10/1/2022	0.64%
Valeant Pharmaceuticals International, 6.375%, 10/15/2020	0.59%
AMC Networks, Inc., 4.75%, 12/15/2022	0.58%
DISH DBS Corp., 5.875%, 7/15/2022	0.57%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.52%
Numericable Group SA (France), 0.48%, 5/15/2022	0.50%
T-Mobile USA, Inc., 6.84%, 4/28/2023	0.48%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 5.00%, 10/1/2021	0.48%
Intelsat Luxembourg SA (Luxembourg), 7.75%, 6/1/2021	0.48%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	0.13%
Automotive	2.29%
Banking	2.13%
Basic Industry	10.52%
Capital Goods	4.55%
Commercial Mortgage Backed	0.48%
Consumer Goods	7.01%
Energy	12.16%
Financial Services	3.41%
Foreign Government	0.11%
Health Care	9.79%
Insurance	0.84%
Leisure	6.04%
Media	9.19%
Real Estate	0.62%
Retail	6.90%
Services	3.55%
Technology & Electronics	6.41%
Telecommunications	5.51%
Transportation	2.77%
Utilities	2.89%
Repurchase Agreement	2.70%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust—International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.33%
Royal Dutch Shell plc ADR	2.33%
Total SA ADR	2.05%
Freenet AG	2.03%
Imperial Tobacco Group plc	1.96%
TeliaSonera AB	1.89%
Bank of China Ltd. H Shares	1.75%
Toyota Motor Corp.	1.73%
AstraZeneca plc	1.72%
HSBC Holdings plc	1.72%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.97%
Consumer Staples	5.49%
Energy	8.51%
Financials	28.65%
Health Care	7.17%
Industrials	7.47%
Information Technology	3.43%
Materials	1.65%
Telecommunication Services	12.51%
Utilities	14.05%
Repurchase Agreement	1.10%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.45%
XL Group plc (Ireland)	2.17%
International Paper Co.	1.98%
Invesco Ltd.	1.92%
Fidelity National Information Services, Inc.	1.89%
Lincoln National Corp.	1.87%
Wyndham Worldwide Corp.	1.84%
M&T Bank Corp.	1.82%
SunTrust Banks, Inc.	1.81%
Broadcom Corp. Class A	1.81%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.14%
Consumer Staples	2.82%
Energy	4.97%
Financials	33.03%
Health Care	9.69%
Industrials	10.53%
Information Technology	10.86%
Materials	8.88%
Utilities	8.41%
Repurchase Agreement	0.67%
Total	100.00%

*	A sector may comprise several industries.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of each Fund was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Funds’ Board of Directors. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Global Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	94,905,233.073	1,378,082.359
Robert B. Calhoun, Jr.	94,907,429.448	1,375,885.984
Eric C. Fast	94,911,654.670	1,371,660.762
Daria L. Foster	94,675,924.662	1,607,390.770
Evelyn E. Guernsey	94,777,119.065	1,506,196.367
Julie A. Hill	94,772,633.173	1,510,682.259
Franklin W. Hobbs	94,910,809.250	1,372,506.182
James M. McTaggart	94,698,650.799	1,584,664.633
James L.L. Tullis	94,912,869.099	1,370,446.333

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Director

Ms. Foster is affiliated with Lord Abbett and is an “interested person” of the Company as defined in the Act. Ms. Foster is a director/trustee and officer of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Daria L. Foster	Director and President	Principal Occupation: Managing Partner of Lord
Lord, Abbett & Co. LLC	since 2006; Chief	Abbett (since 2007), and was formerly Director of
90 Hudson Street	Executive Officer	Marketing and Client Service, joined Lord Abbett in
Jersey City, NJ 07302	since 2012	1990
(1954)
Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 56 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
E. Thayer Bigelow	Director since 1994;	Principal Occupation: Managing General Partner,
Lord, Abbett & Co. LLC	Chairman	Bigelow Media, LLC (since 2000); Senior Adviser, Time
c/o Legal Dept.	since 2013	Warner Inc. (1998 – 2000).
90 Hudson Street
Jersey City, NJ 07302		Other Directorships: Currently serves as director of
(1941)		Crane Co. (since 1984) and Huttig Building Products
Inc. (since 1998). Previously served as a director of
R.H. Donnelley Inc. (2009 – 2010).

Robert B. Calhoun, Jr.	Director since 1998	Principal Occupation: Senior Advisor of Monitor
Lord, Abbett & Co. LLC		Clipper Partners, a private equity investment fund
c/o Legal Dept.		(since 1997); President of Clipper Asset Management
90 Hudson Street		Corp. (1991 – 2009).
Jersey City, NJ 07302
(1942)		Other Directorships: None.

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Company	During the Past Five Years
Eric C. Fast	Director since 2014	Principal Occupation: Chief Executive Officer of
Lord, Abbett & Co. LLC		Crane Co., an industrial products company (2001 –
c/o Legal Dept.		2014).
90 Hudson Street
Jersey City, NJ 07302		Other Directorships: Currently serves as director of
(1949)		Automatic Data Processing, Inc. (since 2007) and
Regions Financial Corporation (since 2010). Previously
served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan
Lord, Abbett & Co. LLC		Asset Management (2004 – 2010).
c/o Legal Dept.
90 Hudson Street		Other Directorships: None.
Jersey City, NJ 07302
(1955)

Julie A. Hill	Director since 2004	Principal Occupation: Owner and CEO of The Hill
Lord, Abbett & Co. LLC		Company, a business consulting firm (since 1998).
c/o Legal Dept.
90 Hudson Street		Other Directorships: Currently serves as director of
Jersey City, NJ 07302		Anthem, Inc., a health benefits company (since 1994).
(1946)

Franklin W. Hobbs	Director since 2000	Principal Occupation: Advisor of One Equity Partners,
Lord, Abbett & Co. LLC		a private equity firm (since 2004).
c/o Legal Dept.
90 Hudson Street		Other Directorships: Currently serves as director and
Jersey City, NJ 07302		Chairman of the Board of Ally Financial Inc., a financial
(1947)		services firm (since 2009), and as director of Molson
Coors Brewing Company (since 2002).

James M. McTaggart	Director since 2012	Principal Occupation: Independent management
Lord, Abbett & Co. LLC		advisor and consultant (since 2012); Vice President, CRA
c/o Legal Dept.		International, Inc. (doing business as Charles River
90 Hudson Street		Associates), a global management consulting firm
Jersey City, NJ 07302		(2009 – 2012); Founder and Chairman of Marakon
(1947)		Associates, Inc., a strategy consulting firm (1978 –
2009); and Officer and Director of Trinsum Group, a
holding company (2007 – 2009).

Other Directorships: Currently serves as director of
Blyth, Inc., a home products company (since 2004).

James L.L. Tullis	Director since 2006	Principal Occupation: CEO of Tullis-Dickerson and
Lord, Abbett & Co. LLC		Co. Inc., a venture capital management firm (since
c/o Legal Dept.		1990); CEO of Tullis Health Investors Inc. (since 2012).
90 Hudson Street
Jersey City, NJ 07302		Other Directorships: Currently serves as director of
(1947)		Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Jerald M. Lanzotti (1967)	Executive Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1996.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Leah G. Traub (1979)	Executive Vice President	Elected in 2009	Partner and Portfolio Manager, joined Lord Abbett in 2007.

John W. Ashbrook (1964)	Vice President and Assistant Secretary	Elected in 2014	Senior Counsel, joined Lord Abbett in 2008.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Financial and Operations Officer, joined Lord Abbett in 1999.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Assistant General Counsel, joined Lord Abbett in 2006 and was formerly Vice President and Legal Counsel at Credit Suisse Asset Management LLC and Associate at Willkie Farr & Gallagher LLP.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Andrew H. O’Brien (1973)	Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1998.

David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) certain supplemental investment performance information provided by Lord Abbett; (3) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2014. As to Emerging Markets Corporate Debt Fund, the Board noted that the Fund had begun investment operations on December 31, 2013 and accordingly did not have a full year of investment performance. As to Emerging Markets Currency Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one, three, and five-year periods and below that of the performance peer group for the ten-year period. As to

Approval of Advisory Contract (continued)

Emerging Markets Local Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. As to Multi-Asset Global Opportunity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one and ten-year periods and below the median for the three and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, Emerging Markets Local Bond Fund, and Multi-Asset Global Opportunity Fund, the Board observed that the overall expense level was well below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

47% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the year is qualified dividend income.

For corporate shareholders, 8% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund qualified for the dividends received deduction.

Multi-Asset Global Opportunity Fund intends to pass through foreign source income of $3,828,963 and foreign taxes of $443,614.

0.46% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the fiscal year ended December 31, 2014 is tax-exempt dividend income.

Additionally, of the distributions paid to the shareholders during the fiscal year ended December 31, 2014, the following amounts represent short-term and long-term capital gains:

	Short-Term	Long-Term
Fund Name	Capital Gains	Capital Gains
Emerging Markets Corporate Debt Fund	$323,366	$11,344
Emerging Markets Local Bond Fund	–	984
Multi-Asset Global Opportunity Fund	410,971	5,011,100

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name
Emerging Markets Corporate Debt Fund	100%
Emerging Markets Currency Fund	100%
Emerging Markets Local Bond Fund	100%

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Lord Abbett Global Fund, Inc.
This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Emerging Markets Currency Fund Lord Abbett Emerging Markets Local Bond Fund Lord Abbett Multi-Asset Global Opportunity Fund	LAGF-2 (02/15)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2014 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow and Robert B. Calhoun, Jr. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2014 and 2013 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2014	2013
Audit Fees {a}	$181,800	$140,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	181,800	140,000

Tax Fees {b}	40,007	39,054
All Other Fees	- 0 -	- 0 -

Total Fees	$221,807	$179,054

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2014 and 2013 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2014 and 2013 were:

	Fiscal year ended:
	2014	2013
All Other Fees {a}	$185,734	$180,602

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2014 and 2013 were:

	Fiscal year ended:
	2014		2013
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015